Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 10.27%
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	$3,800,000	$3,807,775
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)	1,500,000	1,452,867
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	3,000,000	2,916,927
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	4,000,000	3,892,752
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	4,500,000	4,194,207
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	1,900,000	1,775,911
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.170%, 11/15/2026 (a)	3,634,566	3,556,750
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	800,782
American Credit Acceptance Receivables Trust, Series 2021-1, Class E, 2.290%, 3/15/2027 (a)	3,500,000	3,359,321
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 6/14/2027 (a)	5,650,000	5,827,585
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	634,843
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.120%, 2/14/2028 (a)	1,000,000	953,616
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	1,540,000	1,482,236
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	1,700,000	1,525,750
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	497,477
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,356,182
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,766,342
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)	5,250,000	5,017,698
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,750,000	4,320,804
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	1,047,902
CAL Receivables LLC, Series 2022-1, Class B, 0.000% (SOFR30A + 4.350%) 10/15/2022, (a)(b)(c)	7,900,000	7,742,000
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)	3,300,000	3,162,618
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,430,845
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)(d)	35,900,000	34,114,837
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028 (d)	5,000,000	4,613,810
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	7,310,000	6,917,460
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/10/2028 (a)	6,870,000	6,413,145
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.010%, 12/10/2028 (a)	1,650,000	1,592,365
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)	867,809	855,029
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/16/2025 (a)	311,591	311,413
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)	125,000	1,030,741
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C, 4.660%, 7/15/2026 (a)	3,686,466	3,708,574
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (a)	5,000,000	4,993,530
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,533,481
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,431,239
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	1,500,000	1,424,043
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,617,870
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)(d)	8,856,000	8,816,538
CPS Auto Receivables Trust, Series 2020-A, Class E, 4.090%, 12/15/2025 (a)	10,000,000	9,864,270
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	3,500,000	3,576,125
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (a)	2,500,000	2,531,070
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	4,625,000	4,571,165
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 10/15/2027 (a)(d)	7,240,000	6,796,253
CPS Auto Receivables Trust, Series 2021-A, Class E, 2.530%, 3/15/2028 (a)(d)	9,320,000	8,856,395
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	12,750,000	12,214,219
CPS Auto Receivables Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)	3,750,000	3,566,100
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	5,155,483
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	3,000,000	2,924,112
DT Auto Owner Trust, Series 2021-1A, Class E, 2.380%, 1/18/2028 (a)	2,225,000	2,087,993
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)	3,000,000	2,747,772
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	5,250,000	4,782,220
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.560%, 6/15/2027 (a)	4,750,000	4,702,434
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)	2,000,000	1,901,558
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.900%, 7/17/2028 (a)	4,000,000	3,780,856
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,907,070
Fat Brands Fazoli's Native LLC, Series 2021-1, Class A2, 6.000%, 7/25/2051 (a)	2,000,000	1,929,194
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	3,170,000	3,150,977
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)	1,250,000	1,185,103
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	971,853
First Investors Auto Owner Trust, Series 2022-1A, Class E, 5.410%, 6/15/2029 (a)	1,750,000	1,678,861
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	809,281
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)	2,150,000	2,154,945
Flagship Credit Auto Trust, Series 2022-1, Class D, 3.640%, 3/15/2028 (a)(d)	4,500,000	4,306,154
Flagship Credit Auto Trust, Series 2021-1, Class E, 2.720%, 4/17/2028 (a)	2,600,000	2,334,215
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	10,700,000	10,346,376
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,892,183
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	4,000,000	3,745,876
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,500,000	1,426,760
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,974,842	1,869,149
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)(d)	5,000,000	4,573,650
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,590,000	1,504,534
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,087,884
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027 (a)(d)	6,250,000	6,049,956
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	4,989,423
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,250,000	1,252,036
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,402,735
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	865,934
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	4,500,000	4,262,724
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	414,670	415,834
FREED ABS Trust, Series 2021-1CP, Class C, 2.830%, 3/20/2028 (a)	2,200,000	2,173,571
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	2,780,000	2,654,886
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	3,000,000	2,953,857
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)(d)	16,800,000	16,405,166
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class E, 3.510%, 10/15/2027 (a)	1,000,000	967,224
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,000,000	1,928,928
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)	7,500,000	6,883,778
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	5,000,000	4,696,405
GLS Auto Receivables Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	1,898,862
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,385,034
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	2,975,266	2,815,291
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/26/2051 (a)	9,644,000	8,811,086
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	4,529,240	4,221,048
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,335,034	1,205,826
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	3,598,475	3,213,848
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,548,180	2,266,364
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/25/2025 (a)	5,500,000	5,170,369
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)	18,000,000	16,909,092
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)	6,185,000	5,608,558
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	338,672	339,049
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(e)	8,602,377	2,264,672
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(e)	1,679,730	442,207
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)	932,340	5,475,016
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	1,507,786	1,511,361
Lendingpoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	3,235,000	3,122,141
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	3,320,000	3,127,403
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	3,000,000	2,964,126
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,935,016
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)	1,576,000	1,727,340
LL ABS Trust, Series 2020-1A, Class B, 3.790%, 1/17/2028 (a)	1,900,000	1,902,837
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,207,636
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (a)	155,588	155,542
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	3,000,000	2,828,321
Marlette Funding Trust, Series 2021-3A, Class D, 2.530%, 12/15/2031 (a)	2,500,000	2,338,800
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.330%, 3/20/2026 (a)(d)	5,000,000	4,838,010
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(f)	1,462,214	1,361,397
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	1,196,458	1,063,398
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.250% (PRIME + 0.750%), 2/25/2044 (a)(c)	1,457,695	1,479,100
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)(d)	9,995,879	9,485,230
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	4,398,187	4,158,697
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)(d)	3,999,957	3,782,380
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	2,999,968	2,835,939
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.030%, 10/15/2029 (a)(d)	6,977,563	6,832,088
Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(d)	6,000,000	5,655,414
Pagaya AI Debt Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	7,100,000	6,636,555
Prosper Marketplace Issuance Trust, Series 2019-3A, Class D, 6.550%, 9/15/2025 (a)	10,000,000	10,033,390
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,647,674
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	495,652
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (a)	1,900,000	1,948,167
Santander Retail Auto Lease Trust, Series 2021-C, Class D, 1.390%, 8/20/2026 (a)	4,000,000	3,820,580
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	699,901	621,767
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	3,350,000	3,246,237
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	3,711,640	3,729,408
Theorem Funding Trust, Series 2020-1A, Class C, 6.250%, 10/15/2026 (a)	1,000,000	1,012,689
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)(b)	2,520,000	2,507,459
U.S. Auto Funding Trust, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,700,000	6,839,025
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,818,950
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.580%, 6/10/2026 (a)	5,700,000	5,554,610
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,012,145
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	1,365,152	1,371,130
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	715,292	718,218
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	568,558	570,597
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)	14,260,933	14,196,987
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(e)	3,500,000	1,748,642
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)	1,475,000	1,089,906
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 9.000%, 8/20/2027 (a)(e)	5,450,000	3,814,384
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 6.500%, 9/20/2029 (a)	1,500,000	1,130,219
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 6.500%, 10/20/2029 (a)	2,370,000	1,844,941
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)	1,629,000	1,310,671
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	2,400,000	2,134,027
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)	1,500,000	1,494,590
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	1,203,292
Upstart Securitization Trust, Series 2019-3, Class CERT, 6.500%, 1/21/2030 (a)(g)	17,192	3,145,128
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)(d)	10,427,000	10,367,013
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	8,200,000	7,881,938
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	5,500,000	5,121,298
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	7,750,000	7,242,437
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,863,107
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	3,000,000	2,813,454
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)	9,400,000	8,916,934
Veros Auto Receivables Trust, Series 2022-1, Class D, 7.230%, 7/16/2029 (a)	500,000	498,214
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,387,886
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	6,755,000	6,650,885
Westlake Automobile Receivables Trust, Series 2019-3A, Class F, 4.720%, 4/15/2026 (a)	5,000,000	4,981,555
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (a)(d)	8,750,000	8,633,170
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	3,861,868
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,844,696
TOTAL ASSET-BACKED SECURITIES (Cost ― $662,557,484)		$628,831,805

Collateralized Debt Obligations ― 0.30%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	3,115,770
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 2.349% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(c)(e)	4,372,318	4,361,387
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 5.029% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(c)(e)	3,400,000	3,306,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.240% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(c)(e)	3,758,716	3,692,939
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.930% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(e)	4,000,000	4,000,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $18,813,689)		$18,476,596

Collateralized Loan Obligations ― 3.84%
ABPCI Direct Lending Fund CLO Ltd., Series 2020-8A, Class D, 6.813% (3 Month LIBOR USD + 5.750%), 4/20/2032 (a)(c)	2,500,000	2,499,910
ABPCI Direct Lending Fund CLO Ltd., Series 2017-1A, Class ER, 8.663% (3 Month LIBOR USD + 7.600%), 4/20/2032 (a)(c)(e)	1,750,000	1,660,132
AIMCO CLO Ltd., Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(e)(h)	4,350,000	2,958,000
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 13.000%, 10/21/2028 (e)(h)(i)	4,000,000	720,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(e)(h)	6,000,000	4,500,000
Apidos CLO Warehouse, Series 2020-33A, Class SUB, 0.000%, 7/24/2031 (a)(e)(h)	2,000,000	1,600,000
Apidos CLO Warehouse, Series 2021-38A, Class SUB, 0.000%, 1/23/2034 (a)(e)(h)	3,000,000	2,460,000
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2026 (a)(e)(h)	3,000,000	1,260,000
Babson CLO Ltd., Series 2016-1A, Class ER, 7.184% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(c)(j)	4,300,000	3,916,087
Barings CLO Ltd., Series 2018-2A, Class SUB, 0.000%, 4/15/2030 (a)(e)(h)	5,000,000	3,100,000
Barings CLO Ltd., Series 2015-2A, Class DR, 4.013% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(c)	1,250,000	1,228,711
Barings CLO Ltd., Series 2019-3A, Class ER, 7.763% (3 Month LIBOR USD + 6.700%), 4/21/2031 (a)(c)	3,000,000	2,956,002
Barings CLO Ltd., Series 2021-2A, Class SUB, 0.000%, 7/15/2034 (a)(e)(h)	5,000,000	3,950,000
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(h)	1,500,000	1,304,754
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 9.713% (3 Month LIBOR USD + 8.650%), 7/20/2033 (a)(c)(e)	1,000,000	956,842
BlackRock Elbert CLO Ltd., Series 5A, Class D, 6.226% (3 Month LIBOR USD + 5.400%), 12/15/2031 (a)(c)	2,250,000	2,250,000
BlackRock Elbert CLO Ltd., Series 5I, Class E, 10.226% (3 Month LIBOR USD + 9.400%), 12/15/2031 (c)(e)	5,625,000	5,625,000
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(e)(h)	5,525,000	2,265,250
Cedar Funding CLO Ltd., Series 2016-6A, Class SUB, 0.000%, 10/20/2028 (a)(e)(h)	3,000,000	2,340,000
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (e)(h)(i)	5,000,000	2,200,000
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 5.773% (3 Month LIBOR USD + 4.710%), 1/20/2033 (a)(c)	5,000,000	4,945,785
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(e)(h)	5,000,000	3,850,000
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 6.184% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(c)	10,500,000	10,499,801
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.650% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(c)	4,500,000	4,448,088
Generate CLO Ltd, Series 2A, Class SUB, 0.000%, 10/22/2027 (a)(e)(h)	4,000,000	1,880,000
Generate CLO Ltd, Series 4A, Class SUB, 0.000%, 1/22/2030 (a)(e)(h)	5,500,000	3,300,000
Great Lakes CLO Ltd., Series 2021-5A, Class E, 8.544% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(c)(d)(e)	9,950,000	9,291,519
ICG US CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/22/2031 (a)(e)(h)	1,000,000	650,000
ICG US CLO Ltd., Series 2021-1A, Class E, 7.374% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(c)	2,000,000	1,879,332
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (e)(h)(i)	4,000,000	1,640,000
LCM Ltd., Series 33A, Class INC, 0.000%, 7/20/2034 (a)(e)(h)	4,800,000	3,744,000
Marble Point CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 4/20/2033 (a)(e)(h)	2,600,000	1,716,000
Marble Point CLO Ltd., Series 2021-2A, Class INC, 0.000%, 7/25/2050 (a)(e)(h)	2,500,000	1,450,000
Marble Point CLO Ltd., Series 2021-3A, Class INC, 0.000%, 10/17/2051 (a)(e)(h)	3,000,000	2,100,000
MCF CLO LLC, Series 2017-3A, Class ER, 10.213% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(c)(e)	3,000,000	2,973,513
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 7.730% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(c)(e)	5,150,000	5,002,169
Monroe Capital MML CLO Ltd., Series 2020-1A, Class D, 7.380% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(c)	11,000,000	11,000,000
Monroe Capital MML CLO Ltd., Series 2020-1A, Class E, 9.330% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(c)(e)	3,250,000	3,250,000
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 6.136% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(c)	700,000	697,569
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 9.020% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(c)(e)	3,486,461	3,395,862
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 8.840% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(c)(e)	4,440,822	4,267,079
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(e)(h)	2,650,000	1,802,000
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(e)(h)	3,500,000	2,625,000
Oaktree CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 7/17/2034 (a)(e)(h)	10,000,000	7,200,000
OCP CLO Ltd., Series 2021-21A, Class SUB, 0.000%, 7/20/2034 (a)(e)(h)	3,000,000	2,250,000
OCP CLO Ltd., Series 2021-22A, Class SUB, 0.000%, 12/4/2034 (a)(e)(h)	3,000,000	2,370,000
Octagon Investment Partners Ltd., Series 2018-18A, Class SUB, 0.000%, 12/16/2024 (a)(e)(h)	4,000,000	960,000
OZLM Ltd., Series 2017-17A, Class SUB, 0.000%, 7/22/2030 (a)(e)(h)	7,000,000	2,450,000
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.190%, 10/20/2031 (a)(e)(h)	2,500,000	1,800,000
Race Point CLO Ltd., Series 2013-8X, Class ER, 7.330% (3 Month LIBOR USD + 6.850%), 2/20/2030 (c)(i)	2,500,000	2,308,098
Regatta Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(e)(h)	2,500,000	1,500,000
Regatta Funding Ltd., Series 2021-5A, Class SUB, 0.000%, 1/22/2035 (a)(e)(h)	3,000,000	2,220,000
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(e)(h)	2,500,000	1,900,000
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 7.383% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(c)(d)	5,000,000	4,732,530
RR Ltd., Series 2018-5A, Class SUB, 0.000%, 10/15/2031 (a)(e)(h)	4,000,000	2,840,000
RR Ltd., Series 2019-6A, Class DR, 6.894% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(c)(j)	2,000,000	1,899,048
Saranac CLO Ltd., Series 2020-8A, Class E, 8.600% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)(d)	5,250,000	4,904,907
Sound Point CLO Ltd., Series 2017-3A, Class D, 7.563% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(c)(d)	3,800,000	3,407,616
Sound Point CLO Ltd., Series 2014-1RA, Class E, 7.144% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(c)(d)	4,500,000	3,904,398
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.726% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(c)(j)	17,756,577	17,382,073
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 6.324% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(c)(d)	5,250,000	4,897,247
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(e)(h)	3,000,000	2,340,000
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 8.640% (3 Month LIBOR USD + 8.160%), 8/22/2033 (a)(c)(d)(e)	4,000,000	3,826,368
TCW CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 3/20/2034 (a)(e)(h)	5,000,000	3,800,000
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 7.794% (3 Month LIBOR USD + 6.750%), 7/15/2031 (a)(c)	1,500,000	1,412,214
Trinitas CLO Ltd., Series 2017-6A, Class ER, 8.000% (3 Month LIBOR USD + 6.816%), 1/25/2034 (a)(c)(j)	2,850,000	2,708,580
Vibrant CLO Ltd., Series 2021-12A, Class SUB, 0.000%, 1/20/2034 (a)(e)(h)	4,350,000	2,958,000
Voya CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/16/2029 (a)(e)(h)	4,900,000	3,577,000
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(e)(h)	4,900,000	2,254,000
Woodmont Trust, Series 2020-7A, Class D, 6.444% (3 Month LIBOR USD + 5.400%), 1/15/2032 (a)(c)	7,000,000	7,068,768
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $256,453,725)		$235,029,252

Commercial Mortgage-Backed Securities ― 2.25%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	4,358,030
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.955% (1 Month LIBOR USD + 2.500%), 6/7/2022 (c)	2,392,246	2,359,307
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.954% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(c)(j)	4,000,000	3,854,164
BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 3.404% (1 Month LIBOR USD + 2.850%), 9/15/2036 (a)(c)	3,000,000	2,883,441
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(c)	4,750,000	4,722,583
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(c)	4,825,000	4,763,279
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class F, 4.305% (1 Month LIBOR USD + 3.750%), 10/15/2038 (a)(c)	5,980,000	5,905,758
Commercial Mortgage Trust, Series 2020-SBX, Class A, 1.670%, 1/10/2038 (a)	500,000	461,195
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 1.254% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(c)	1,053,665	1,049,620
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 3.804% (1 Month LIBOR USD + 3.250%), 12/15/2039 (a)(c)(e)	3,000,000	2,925,555
Greystone CRE Notes Ltd., Series 2021-HC2, Class D, 4.554% (1 Month LIBOR USD + 4.000%), 12/15/2039 (a)(c)(e)	750,000	723,934
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.479% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(c)	500,000	439,188
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.707% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(c)	1,217,631	1,193,112
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 2.004% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(c)(j)	3,500,000	3,476,427
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 3.944% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(c)	5,000,000	4,815,885
Med Trust, Series 2021-MDLN, Class F, 4.555% (1 Month LIBOR USD + 4.000%), 11/15/2038 (a)(c)	3,500,000	3,413,098
Med Trust, Series 2021-MDLN, Class G, 5.805% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(c)	2,155,000	2,103,575
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.346%, 2/16/2046 (a)(e)(h)	1,000,000	96,862
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	433,085
SMR Mortgage Trust, Series 2022-IND, Class D, 4.459% (TSFR1M + 3.950%), 2/15/2039 (a)(c)	2,170,329	2,143,267
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(h)	278,809	278,644
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(h)	7,000,000	6,907,929
X-Caliber Funding LLC, 7.000%, 9/15/2022 (a)	3,671,353	3,621,999
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 4/17/2023 (a)(c)	2,200,000	2,152,007
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 6/15/2023 (a)(c)	1,025,000	1,003,259
X-Caliber Funding LLC, 12.000%, 8/15/2023 (a)(h)	5,615,000	5,497,905
X-Caliber Funding LLC, 5.000% (TSFR1M + 2.750%), 3/15/2024 (a)(c)(k)	4,532,394	4,532,394
X-Caliber Funding LLC, 10.000% (TSFR1M + 7.750%), 3/15/2024 (a)(c)(k)	849,824	849,824
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	300,000	281,229
X-Caliber Funding LLC, 8.000% (1 Month LIBOR USD + 7.000%), 10/15/2024 (a)(c)	4,125,000	3,913,194
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)	4,000,000	3,853,052
X-Caliber Funding LLC, 18.900%, 10/15/2024 (a)(h)	900,000	897,899
X-Caliber Funding LLC, 7.500% (1 Month LIBOR USD + 6.500%), 11/6/2024 (a)(c)	1,628,000	1,575,896
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,736,162
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 5.250%, 1/6/2026 (a)	2,180,000	2,049,599
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 7.000% (1 Month LIBOR USD + 6.000%), 1/6/2026 (a)(c)	9,375,000	9,067,734
X-Caliber Funding LLC, Series 2021-7, Class A, 4.000% (1 Month LIBOR USD + 3.000%), 1/15/2026 (a)(c)	3,950,000	3,846,862
X-Caliber Funding LLC, Series 2021-7, Class B1, 7.000% (1 Month LIBOR USD + 6.000%), 1/15/2026 (a)(c)	165,000	159,598
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2022 (a)(c)	5,950,000	5,882,819
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	2,700,000	2,638,394
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	7,000,000	6,878,424
X-Caliber Mortgage Trust, Series 2021-CT2, Class B1, 7.750% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(c)	1,237,000	1,213,173
X-Caliber Mortgage Trust, Series 2020-5, Class A, 4.250% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(c)	5,000,000	4,895,690
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 9.250% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(c)	7,000,000	6,842,990
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/15/2024 (a)(c)	1,215,000	1,188,672
X-Caliber Mortgage Trust, Series 2021-WY4, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 5/6/2024 (a)(c)	2,020,000	1,971,013
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 6/17/2024 (a)(c)	2,000,000	1,959,290
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $142,376,056)		$137,817,016

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 4.15%
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 5.452% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(c)	130,091	130,077
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.752% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	2,312,743	2,286,292
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.802% (1 Month LIBOR USD + 0.350%), 8/25/2024 (c)	942,287	943,570
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.812% (1 Month LIBOR USD + 0.360%), 8/25/2024 (c)	325,997	326,083
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 3.152% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(c)	739,953	738,824
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 3.202% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(c)	2,206,219	2,203,523
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.952% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(c)	643,802	588,375
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.602% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(c)	1,182,007	1,148,807
Federal Home Loan Mortgage Corp., Series K F16, Class A, 1.082% (1 Month LIBOR USD + 0.630%), 3/25/2026 (c)	18,031	17,935
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.752% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(c)	2,487,563	2,433,357
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 0.892% (1 Month LIBOR USD + 0.440%), 1/25/2027 (c)	665,089	665,178
Federal Home Loan Mortgage Corp., Series 2020-KF74, Class B, 2.602% (1 Month LIBOR USD + 2.150%), 1/25/2027 (a)(c)	2,660,355	2,589,962
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 3.202% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(c)	2,161,803	2,081,280
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 3.002% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(c)	921,939	906,722
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027	12,000,000	10,804,548
Federal Home Loan Mortgage Corp., Series K-740, Class A2, 1.470%, 9/25/2027	22,000,000	19,883,622
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 2.352% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(c)	2,074,126	1,996,243
Federal Home Loan Mortgage Corp., Series 2018-KW07, Class B, 4.222%, 9/25/2028 (a)(h)	2,250,000	2,122,670
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	1,500,000	1,423,575
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 2.652% (1 Month LIBOR USD + 2.200%), 11/25/2028 (c)	4,542,321	4,435,117
Federal Home Loan Mortgage Corp., Series KF-127, Class AS, 0.369% (SOFR30A + 0.210%), 12/26/2028 (c)	5,999,556	5,943,623
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.992% (1 Month LIBOR USD + 0.540%), 2/25/2029 (c)	67,888	67,983
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 2.652% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(c)	1,219,573	1,189,329
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.807%, 8/25/2029 (a)(h)	6,000,000	5,469,324
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 3.202% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(c)	5,361,848	5,335,693
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	6,963,832
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	7,374,082
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	11,054,654
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	6,802,976
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	8,604,360
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	8,636,390
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030	12,000,000	10,325,316
Federal Home Loan Mortgage Corp., Series K-120, Class A2, 1.500%, 10/25/2030	10,000,000	8,636,780
Federal Home Loan Mortgage Corp., Series K-121, Class A2, 1.547%, 10/25/2030	17,000,000	14,682,577
Federal Home Loan Mortgage Corp., Series K-F94, Class AS, 0.499% (SOFR30A + 0.340%), 11/25/2030 (c)	4,244,989	4,260,950
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.940%, 11/25/2030 (g)(h)	36,959,073	2,132,908
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	35,000,000	29,763,930
Federal Home Loan Mortgage Corp., Series K-122, Class A2, 1.521%, 11/25/2030	23,000,000	19,864,870
Federal Home Loan Mortgage Corp., Series K-123, Class A2, 1.621%, 12/25/2030	5,000,000	4,347,290
Federal Home Loan Mortgage Corp., Series K-124, Class A2, 1.658%, 12/25/2030	5,000,000	4,369,115
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 4.039% (SOFR30A + 3.750%), 1/25/2051 (a)(c)	3,700,000	3,591,638
Federal National Mortgage Association, Series 2020-M52, Class A2, 1.363%, 10/25/2030 (h)	8,000,000	6,910,624
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.561%, 11/25/2030 (h)	3,500,000	2,960,107
Federal National Mortgage Association, Series 2019-01, Class B10, 6.168% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(c)	1,500,000	1,452,838
Federal National Mortgage Association, Series 2019-01, Class CE, 9.418% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(c)	2,000,000	2,145,236
Federal National Mortgage Association, Series 2020-01, Class M10, 4.418% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(c)	5,000,000	4,840,520
Federal National Mortgage Association, Series 2020-01, Class CE, 8.168% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)	8,000,000	8,376,904
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $286,384,871)		$253,829,609

Common Stocks ― 0.48%	Shares
Financial ― 0.48%
Annaly Capital Management, Inc.	826,922	5,308,839
Ellington Financial, Inc.	250,000	4,047,500
New Residential Investment Corp.	625,000	6,500,000
PennyMac Mortgage Investment Trust	200,000	3,068,000
Redwood Trust, Inc.	1,056,366	10,246,750
TOTAL COMMON STOCKS (Cost ― $35,813,473)		$29,171,089
	Principal
Corporate Obligations ― 4.71%	Amount
Basic Materials ― 0.81%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	$4,998,000	5,115,453
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	4,700,000	4,138,373
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(i)	4,224,000	4,329,600
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	3,500,000	3,434,970
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,580,643
Mercer International, Inc., 5.125%, 2/1/2029	2,100,000	1,954,481
Methanex Corp., 5.125%, 10/15/2027	7,500,000	7,209,150
Resolute Forest Products, Inc. 4.875%, 3/1/2026 (a)	1,575,000	1,504,314
Sylvamo Corp., 7.000%, 9/1/2029 (a)	17,000,000	16,435,685
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	3,000,000	2,981,145
		49,683,814
Communications ― 0.22%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	3,900,000	3,407,987
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	4,900,000	4,621,312
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	4,500,000	3,884,648
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,600,000	1,597,960
		13,511,907
Consumer, Cyclical ― 0.61%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	16,000,000	13,800,000
Beazer Homes USA, Inc., 5.875%, 10/15/2027	3,400,000	3,141,209
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (a)	1,300,000	1,221,324
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (a)	1,800,000	1,591,803
Century Communities, Inc., 6.750%, 6/1/2027	1,600,000	1,619,464
FirstCash, Inc., 4.625%, 9/1/2028 (a)	3,900,000	3,554,050
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	2,500,000	2,153,863
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	2,200,000	1,964,281
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,263,860
United Airlines, Inc., 4.375%, 4/15/2026 (a)	2,500,000	2,416,250
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	4,800,000	4,404,312
		37,130,416
Consumer, Non-cyclical ― 0.07%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	900,000	784,476
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,604,400
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	2,100,000	1,832,103
		4,220,979
Energy ― 0.07%
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	4,500,000	4,040,235

Financial ― 2.85%
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,005,481
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	10,872,014
B. Riley Financial, Inc., 6.375%, 2/28/2025 (l)	7,000,000	7,117,600
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,687,687
Bank of Commerce Holdings, 5.766% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	2,500,000	2,503,430
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,010,897
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(c)	1,000,000	1,040,629
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)	2,000,000	2,025,110
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (c)	1,000,000	1,069,453
First Charter Capital Trust, 2.516% (3 Month LIBOR USD + 1.690%), 9/15/2035 (c)(e)	1,000,000	957,682
First NBC Bank Holding Co., 5.750%, 2/18/2025 (e)(k)(m)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	5,600,000	5,103,028
Georgia Banking Co. Inc., 4.125% (SOFR + 3.400%), 6/15/2031 (a)(c)(e)	4,000,000	3,772,506
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (c)	3,300,000	3,168,980
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	2,700,000	2,621,025
Jacksonville Bancorp, Inc., 4.576% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(c)	1,200,000	1,201,502
Kingstone Cos, Inc., 5.500%, 12/30/2022	2,000,000	1,977,079
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	2,100,000	1,630,251
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	5,800,000	5,867,412
MGIC Investment Corp., 5.250%, 8/15/2028	3,250,000	3,057,096
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (c)	750,000	759,955
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,006,238
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	4,400,000	4,273,764
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	8,700,000	7,928,571
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	8,307,000	8,671,303
Noah Bank, 9.000%, 4/17/2025 (e)	4,500,000	4,587,913
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)	1,000,000	1,007,446
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	655,918
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (a)	1,800,000	1,650,989
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	4,800,000	4,545,432
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	725,144
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	739,571
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	4,300,000	3,864,905
PRA Group, Inc., 5.000%, 10/1/2029 (a)	3,600,000	3,335,994
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (c)	1,500,000	1,426,344
Preferred Pass-Through Trust, 4.552% (N/A + 0.000%), 12/29/2049 (a)(n)	1,000,000	920,000
Radian Group, Inc., 4.875%, 3/15/2027	6,800,000	6,570,636
Ready Capital Corp., 6.200%, 7/30/2026 (l)	8,000,000	8,147,200
Ready Capital Corp., 5.750%, 2/15/2026 (l)	4,500,000	4,464,000
Renasant Corp., 4.500% (SOFR + 4.025%), 9/15/2035 (c)	4,000,000	3,942,304
Southcoast Capital, 2.496%, 9/30/2035 (e)	4,000,000	3,240,000
Starwood Property Trust, Inc., 4.750%, 3/15/2025	1,300,000	1,284,408
Sterling Bancorp, Inc., 6.864% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,050,000	2,050,545
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (c)	4,000,000	3,964,544
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,827,480
TIAA FSB Holdings, Inc., 2.976%, 1/7/2035 (e)	5,000,000	4,825,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,898,984
Trinity Capital, Inc., 7.000%, 1/16/2025 (k)(l)	2,500,000	2,618,750
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (a)	2,200,000	2,024,671
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	9,600,000	7,985,040
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (a)	1,400,000	1,376,821
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (c)	2,000,000	2,024,501
WSFS Cap Trust, 2.293%, 6/1/2035 (a)(e)	4,000,000	3,820,000
Zais Group LLC, 7.000%, 11/15/2023 (a)	404,200	394,892
		174,560,325
Industrial ― 0.07%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,700,000	1,591,718
Dycom Industries, Inc., 4.500%, 4/15/2029 (a)	700,000	639,600
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,193,738
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (a)	800,000	706,870
		4,131,926
Technology ― 0.01%
Seagate HDD Cayman, 3.375%, 7/15/2031	800,000	651,640
TOTAL CORPORATE OBLIGATIONS (Cost ― $315,533,918)		$287,931,242

Investment Companies ― 1.93%	Shares
Affiliated Mutual Funds ― 1.93%
Angel Oak Core Impact Fund, Institutional Class	3,985,110	36,822,417
Angel Oak Financials Income Fund, Institutional Class	5,147,772	44,837,094
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	36,531,838
TOTAL INVESTMENT COMPANIES (Cost ― $126,552,243)		$118,191,349

Preferred Stocks ― 0.30%
Financial ― 0.06%
Morgan Stanley, 4.000% (3 Month LIBOR USD + 0.700%) (c)	130,497	2,771,756
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (c)	40,000	996,000
		3,767,756
Real Estate Investment Trust ― 0.24%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (c)	129,224	3,096,207
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (c)	320,000	7,984,000
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (c)	168,900	3,840,786
		14,920,993
TOTAL PREFERRED STOCKS (Cost ― $19,384,265)		$18,688,749
	Principal
Residential Mortgage-Backed Securities ― 69.52%	Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 1.068% (1 Month LIBOR USD + 0.400%), 12/25/2035 (c)	$233,099	232,711
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.739%, 7/25/2035 (h)	388,101	380,979
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.124%, 2/25/2036 (h)	6,561,157	5,565,134
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 2.944%, 3/25/2036 (h)	1,648,494	1,417,123
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.476%, 3/25/2036 (h)	815,175	634,828
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 1.028% (1 Month LIBOR USD + 0.360%), 8/25/2036 (c)	1,543,215	934,097
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.345%, 3/25/2037 (h)	318,691	312,625
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 3.745%, 3/25/2037 (h)	3,303,409	3,056,119
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.890%, 6/25/2037 (h)	1,930,661	1,745,870
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.890%, 6/25/2037 (h)	1,832,122	1,780,029
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.526%, 6/25/2045 (a)(h)	2,018,000	1,942,947
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (o)	322,335	314,958
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.858% (1 Month LIBOR USD + 0.190%), 5/25/2046 (c)(j)	21,534,715	19,237,435
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 0.858% (1 Month LIBOR USD + 0.190%), 5/25/2046 (c)	1,745,970	1,636,568
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.457%, 5/25/2046 (e)(g)(h)	17,691,024	779,007
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.179% (12 Month US Treasury Average + 0.960%), 9/25/2046 (c)	1,151,571	1,106,462
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.054%, 12/25/2046 (e)(g)(h)	65,922,595	2,317,377
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.919% (12 Month US Treasury Average + 0.700%), 2/25/2047 (c)(j)	50,646,193	25,273,311
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.363%, 6/25/2047 (e)(g)(h)	18,975,024	1,451,457
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (o)	4,332,577	3,162,911
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 3.222% (6 Month LIBOR USD + 1.750%), 12/25/2036 (c)	4,228,017	3,860,298
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (o)	6,296,986	2,732,224
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(o)	2,211,292	942,291
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.057% (1 Month LIBOR USD + 0.600%), 9/25/2045 (c)	6,408,186	5,967,931
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 3.597% (1 Month LIBOR USD + 3.140%), 9/25/2045 (c)	468,612	437,454
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 1.128% (1 Month LIBOR USD + 0.460%), 3/25/2047 (c)	4,055,950	2,011,171
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.828% (1 Month LIBOR USD + 0.160%), 5/25/2047 (c)(j)	19,204,038	14,076,887
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.858% (1 Month LIBOR USD + 0.190%), 5/25/2047 (c)(j)	11,386,910	6,652,312
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,898,002
Banc of America Funding Trust, Series 2009-R14, Class 2A, 14.144% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(c)(p)	331,620	374,755
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.078%, 8/28/2035 (a)(h)	1,861,317	1,755,565
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037	4,212,930	3,396,746
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	373,445	362,683
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (h)	3,630,208	1,863,262
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 6.359%, 10/25/2036 (o)	3,980,042	2,021,384
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (o)	10,682,097	5,186,553
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	166,931	95,257
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 1.268% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)	2,548,459	1,786,951
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.579%, 9/20/2035 (h)	1,903,938	1,738,061
Bank of America Funding Trust, Series 2007-C, Class 4A2, 2.805%, 5/20/2036 (h)	799,335	787,764
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.974% (1 Month LIBOR USD + 0.380%), 10/20/2036 (c)	7,370,623	6,270,241
Bank of America Funding Trust, Series 2007-2, Class 1A16, 1.268% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)	2,612,224	1,858,770
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.757% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)	4,724,621	4,140,213
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.914% (1 Month LIBOR USD + 0.320%), 2/20/2047 (c)	2,005,108	1,829,066
Bank of America Funding Trust, Series 2007-A, Class 2A5, 1.054% (1 Month LIBOR USD + 0.460%), 2/20/2047 (c)	1,233,545	1,107,349
Bank of America Funding Trust, Series 2007-B, Class A1, 1.014% (1 Month LIBOR USD + 0.420%), 4/20/2047 (c)	3,175,384	2,752,807
Bank of America Funding Trust, Series 2007-C, Class 7A4, 1.034% (1 Month LIBOR USD + 0.440%), 5/20/2047 (c)	2,421,715	2,280,648
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	955,360	877,977
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	351,330	288,750
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(h)	1,633,395	1,463,052
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.644%, 12/27/2035 (a)(h)	5,354,128	4,396,468
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.717% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(h)	2,191,976	1,467,668
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.178%, 5/28/2036 (a)(h)	1,280,133	1,188,930
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 3.008%, 5/28/2036 (a)(h)	3,239,170	2,575,215
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.627%, 1/27/2037 (a)(h)	1,064,196	975,845
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 2.654%, 1/28/2037 (a)(h)	6,453,868	6,087,644
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 1.088% (1 Month LIBOR USD + 0.420%), 4/25/2037 (c)	1,220,199	1,078,699
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.868% (1 Month LIBOR USD + 1.200%), 10/25/2047 (c)(j)	21,072,602	19,514,621
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 2.452%, 8/25/2035 (h)	2,065,434	1,813,792
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.962%, 7/25/2036 (h)	434,095	413,558
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.922%, 6/25/2034 (h)	516,344	509,114
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.013%, 7/25/2035 (h)	464,971	451,276
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 2.632%, 9/25/2035 (h)	2,993,306	2,713,956
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.892%, 9/25/2035 (h)(j)	14,797,347	10,989,545
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.668% (1 Month LIBOR USD + 1.000%), 8/25/2035 (c)	1,574,587	1,215,932
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 1.168% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)	25,827	23,588
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,273,675	1,575,800
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.878% (1 Month LIBOR USD + 0.210%), 7/25/2036 (c)	528,145	489,625
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.848% (1 Month LIBOR USD + 0.180%), 10/25/2036 (c)(j)	17,665,141	15,880,484
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.828% (1 Month LIBOR USD + 0.160%), 1/25/2037 (c)	4,122,005	3,659,669
Bellemeade Re Ltd., Series 2018-3A, Class M2, 3.418% (1 Month LIBOR USD + 2.750%), 10/25/2028 (a)(c)	28,196,741	28,254,432
Bellemeade Re Ltd., Series 2019-2A, Class M2, 3.768% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(c)	22,150,000	21,383,034
Bellemeade Re Ltd., Series 2019-2A, Class B1, 4.768% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(c)	9,180,000	9,107,836
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 3.168% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(c)	13,499,500	13,154,723
Bellemeade Re Ltd., Series 2020-4A, Class M2B, 4.268% (1 Month LIBOR USD + 3.600%), 6/25/2030 (a)(c)	2,226,004	2,232,129
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.668% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(c)	2,500,000	2,441,972
Bellemeade Re Ltd., Series 2020-2A, Class M1C, 4.668% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)(c)	2,271,692	2,232,976
Bellemeade Re Ltd., Series 2021-1A, Class M2, 5.139% (SOFR30A + 4.850%), 3/25/2031 (a)(c)	5,750,000	5,752,691
Bellemeade Re Ltd., Series 2021-2A, Class M2, 3.189% (SOFR30A + 2.900%), 6/25/2031 (a)(c)	13,250,000	12,331,669
Bellemeade Re Ltd., Series 2021-3A, Class M2, 3.439% (SOFR30A + 3.150%), 9/25/2031 (a)(c)	2,900,000	2,672,979
Bellemeade Re Ltd., Series 2022-1, Class M1C, 3.989% (SOFR30A + 3.700%), 1/26/2032 (a)(c)	2,500,000	2,430,822
Bellemeade Re Ltd., Series 2022-1, Class M2, 4.889% (SOFR30A + 4.600%), 1/26/2032 (a)(c)	3,750,000	3,536,014
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 1.288% (1 Month LIBOR USD + 0.620%), 11/25/2036 (c)(j)	33,000,000	19,910,286
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(h)	4,320,896	3,976,041
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(d)(h)	3,641,532	3,570,140
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(h)	3,000,000	2,636,418
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 1.639% (SOFR30A + 1.350%), 2/25/2050 (a)(c)	2,254,497	2,233,028
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 1.839% (SOFR30A + 1.550%), 2/25/2050 (a)(c)	2,673,287	2,645,744
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 2.939% (SOFR30A + 2.650%), 2/25/2050 (a)(c)	2,765,517	2,735,682
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 3.539% (SOFR30A + 3.250%), 2/25/2050 (a)(c)	1,106,070	1,093,918
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 6.789% (SOFR30A + 6.500%), 2/25/2050 (a)(c)	2,159,000	2,152,182
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 2.833%, 9/25/2036 (h)	1,060,208	964,166
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	775,479	464,960
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,075,074	1,332,249
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,482,729	1,219,501
ChaseFlex Trust, Series 2007-1, Class 2A10, 1.168% (1 Month LIBOR USD + 0.500%), 2/25/2037 (c)	2,350,702	923,248
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,631,426	956,016
ChaseFlex Trust, Series 2007-2, Class A1, 1.228% (1 Month LIBOR USD + 0.560%), 5/25/2037 (c)	3,024,482	2,826,439
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.988% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(c)	2,416,491	2,309,182
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.918% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(c)	1,624,325	1,597,712
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 1.248% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(c)	2,731,895	2,790,131
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.818% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(c)	2,276,296	2,082,843
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.868% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	1,533,024	1,437,301
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.868% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	2,538,570	2,305,737
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.848% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(c)	3,077,767	2,810,152
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.898% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(c)	3,876,523	3,749,761
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(e)(g)(h)	21,148,406	223,264
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.878% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(c)	444,577	439,555
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.818% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(c)	3,547,081	3,468,283
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.798% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(c)	9,821,892	9,132,100
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.848% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(c)	4,966,586	4,331,559
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.798% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(c)	997,582	909,253
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.848% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(c)	4,233,678	3,544,698
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.798% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(c)(j)	8,210,776	7,858,255
CIM Trust, Series 2019-J1, Class B5, 3.976%, 8/25/2049 (a)(h)	613,000	537,221
CIM Trust, Series 2021-J1, Class B5, 2.660%, 3/25/2051 (a)(h)	810,000	446,782
CIM Trust, Series 2021-J1, Class B6, 2.660%, 3/25/2051 (a)(h)	1,416,978	518,665
CIM Trust, Series 2021-J1, Class B4, 2.660%, 3/25/2051 (a)(h)	1,376,712	949,924
CIM Trust, Series 2021-J2, Class B5, 2.675%, 4/25/2051 (a)(h)	718,000	405,592
CIM Trust, Series 2021-J2, Class B6, 2.675%, 4/25/2051 (a)(h)	1,438,139	468,925
CIM Trust, Series 2021-J2, Class B4, 2.675%, 4/25/2051 (a)(h)	1,633,753	1,141,958
CIM Trust, Series 2021-J3, Class B5, 2.620%, 6/25/2051 (a)(h)	481,000	236,598
CIM Trust, Series 2021-J3, Class B6, 2.620%, 6/25/2051 (a)(h)	800,773	243,276
CIM Trust, Series 2021-J3, Class B4, 2.620%, 6/25/2051 (a)(h)	1,281,000	771,216
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	36,335	23,174
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 1.468% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(c)	1,964,015	1,755,480
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 2.822%, 8/25/2035 (h)	360,801	346,892
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 2.625%, 11/25/2035 (h)	1,793,072	1,497,416
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	488,608	481,407
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.988% (1 Month LIBOR USD + 0.320%), 1/25/2037 (c)	3,277,355	3,071,059
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 2.977%, 3/25/2037 (h)	3,057,096	2,530,612
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.875%, 11/25/2070 (a)(o)	10,982,000	10,887,599
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	1,386,354	1,187,639
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 1.318% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)	1,774,840	1,310,641
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036	3,316,139	3,173,896
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	76,894	39,012
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 1.318% (1 Month LIBOR USD + 0.650%), 12/25/2036 (c)	4,707,538	3,531,072
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (h)	2,450,141	2,350,864
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	129,270	62,021
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 1.268% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)	2,676,261	2,038,535
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	127,676	63,251
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 1.268% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)	1,651,216	1,315,563
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 1.168% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)	4,508,706	3,536,787
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 1.268% (1 Month LIBOR USD + 0.600%), 6/25/2037 (c)	1,859,967	1,479,213
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(h)	3,605,000	3,574,541
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 1.068% (1 Month LIBOR USD + 0.400%), 2/25/2035 (c)	702,560	599,020
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	405,164	388,985
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 1.994%, 5/25/2035 (e)(g)(h)	21,243,331	972,456
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.951%, 6/25/2035 (e)(g)(h)	19,439,722	690,421
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 1.054% (1 Month LIBOR USD + 0.460%), 7/20/2035 (c)	4,224,681	3,977,394
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 1.529% (12 Month US Treasury Average + 1.310%), 7/20/2035 (c)	516,329	465,198
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.601%, 7/20/2035 (e)(g)(h)	10,652,449	297,725
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.968% (1 Month LIBOR USD + 0.300%), 7/25/2035 (c)(j)	4,832,843	3,673,623
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 1.443%, 8/25/2035 (e)(g)(h)	25,216,169	299,089
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.014%, 8/25/2035 (h)	607,468	518,969
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.104%, 8/25/2035 (h)	509,520	495,549
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	671,328	534,905
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 1.328% (1 Month LIBOR USD + 0.660%), 9/25/2035 (c)	379,716	279,852
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.746%, 9/25/2035 (e)(g)(h)	51,759,905	1,231,627
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.160%, 9/25/2035 (e)(g)(h)	3,857,065	241,560
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 1.348% (1 Month LIBOR USD + 0.680%), 10/25/2035 (c)	1,185,763	754,770
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 1.899%, 10/25/2035 (e)(g)(h)	20,302,772	806,040
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.979%, 11/20/2035 (e)(g)(h)	13,904,861	513,437
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.070%, 11/20/2035 (e)(g)(h)	18,344,456	728,202
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.351%, 11/20/2035 (e)(g)(h)	18,103,340	1,257,965
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 1.068% (1 Month LIBOR USD + 0.400%), 11/25/2035 (c)	2,845,762	1,762,005
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 1.248% (1 Month LIBOR USD + 0.580%), 11/25/2035 (c)	48,474	47,906
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.663%, 11/25/2035 (e)(g)(h)	24,003,618	465,286
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 1.188% (1 Month LIBOR USD + 0.520%), 12/25/2035 (c)	1,383,315	1,304,948
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,660,678	1,426,253
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	3,759,592	3,322,720
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,391,873	1,117,007
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 1.768% (1 Month LIBOR USD + 1.100%), 2/25/2036 (c)	1,481,164	1,262,230
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(g)(h)	3,316,515	43,669
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.887%, 5/25/2036 (e)(g)(h)	17,807,154	703,507
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 1.268% (1 Month LIBOR USD + 0.600%), 8/25/2036 (c)	4,066,260	2,043,287
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (c)	689,603	467,095
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.968% (1 Month LIBOR USD + 0.300%), 10/25/2036 (c)	1,723,267	846,226
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	665,599	563,237
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	6,921,697	4,413,814
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	581,474	491,548
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,843,780	1,758,574
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.218%, 3/20/2046 (e)(g)(h)	12,747,871	532,160
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 2.056%, 8/25/2046 (e)(g)(h)	23,239,111	396,924
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 2.123%, 8/25/2046 (e)(g)(h)	14,083,935	278,552
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 2.151%, 8/25/2046 (e)(g)(o)	24,561,760	574,254
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 1.168% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	3,336,120	1,515,579
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(g)(h)	13,181,111	672,026
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.263%, 12/20/2035 (a)(g)(h)	44,762,172	3,059,853
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 1.497%, 10/25/2034 (e)(g)(h)	6,639,957	302,663
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.222%, 2/25/2035 (e)(g)(h)	3,642,628	85,503
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 1.408% (1 Month LIBOR USD + 0.740%), 2/25/2035 (c)	1,471,300	1,351,070
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.501%, 2/25/2035 (e)(g)(h)	15,157,924	346,631
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.858%, 3/25/2035 (e)(g)(h)	1,038,211	32,418
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 1.308% (1 Month LIBOR USD + 0.640%), 3/25/2035 (c)	716,418	646,600
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.816%, 3/25/2035 (e)(g)(h)	3,615,159	161,988
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.888%, 3/25/2035 (e)(g)(h)	9,668,123	398,394
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.635%, 3/25/2035 (h)	3,828,233	3,163,357
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 1.615%, 4/25/2035 (e)(g)(h)	5,771,730	184,355
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.695%, 3/20/2036 (h)	5,205,450	4,925,173
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,316,796	1,145,406
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.162%, 7/25/2036 (e)(g)(h)	16,811,804	93,373
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,384,296	1,028,874
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	721,985	559,727
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 1.318% (1 Month LIBOR USD + 0.650%), 7/25/2037 (c)	4,529,110	1,142,857
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,951,673	1,191,620
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	2,822,809	2,170,221
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)	8,272,796	5,938,362
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,279,116	1,809,032
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 2.698%, 7/27/2035 (a)(h)	6,834,800	5,728,922
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(c)	391,142	387,267
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(h)	3,031,450	2,935,586
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(h)	1,539,950	1,489,136
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(g)(h)	127,018,337	286,045
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(g)(h)	8,645,641	141,832
Credit Suisse Mortgage Trust, Series 2021-INV1, Class A3, 2.500%, 7/25/2056 (a)(h)	24,463,666	24,166,286
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.082%, 7/25/2056 (a)(h)	5,843,238	5,514,415
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.082%, 7/25/2056 (a)(h)	1,687,881	1,142,376
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.082%, 7/25/2056 (a)(h)	2,466,544	2,081,124
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B2, 3.082%, 7/25/2056 (a)(h)	5,452,508	5,037,654
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.082%, 7/25/2056 (a)(h)	4,414,601	3,977,392
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.082%, 7/25/2056 (a)(h)	1,323,281	468,494
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(e)(g)(h)	368,867,057	701,954
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX1, 0.138%, 11/25/2056 (a)(g)(h)	333,179,855	1,847,482
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(g)(h)	21,453,970	148,183
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A3X, 0.500%, 11/25/2056 (a)(g)(h)	191,753,181	4,374,849
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(g)(h)	14,007,244	319,575
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A5A, 2.500%, 11/25/2056 (a)(d)(h)	19,210,526	18,354,025
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B1, 3.288%, 11/25/2056 (a)(d)(h)	9,743,592	9,184,281
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.288%, 11/25/2056 (a)(h)	2,364,643	913,462
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B3, 3.288%, 11/25/2056 (a)(h)	7,989,971	7,246,880
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.288%, 11/25/2056 (a)(h)	4,481,789	3,777,230
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B2, 3.288%, 11/25/2056 (a)(h)	8,184,505	7,563,571
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.288%, 11/25/2056 (a)(h)	2,922,702	2,213,365
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 4.051% (-1 x SOFR30A + 4.100%), 11/25/2056 (a)(c)(g)(p)	23,379,441	3,191,972
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.327%, 8/25/2057 (a)(h)	10,386,009	10,018,354
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.597%, 1/25/2060 (a)(g)(h)	217,944,062	9,812,931
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.943%, 1/25/2060 (a)(h)	7,204,424	6,262,049
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.943%, 1/25/2060 (a)(h)	7,205,554	5,584,737
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(h)	1,972,561	1,872,601
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 1.368% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)	1,821,302	954,936
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,190,479	890,769
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(h)	3,312,116	3,127,804
CSMCM Trust, Series 2018-RPL3, Class CERT, 2.741%, 7/25/2050 (a)(e)	11,322,379	10,726,550
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.769%, 7/25/2057 (a)(e)(h)	13,709,827	13,583,175
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931%, 11/25/2066 (a)(h)	1,823,772	1,759,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 1.168% (1 Month LIBOR USD + 0.500%), 4/25/2035 (c)	366,288	329,460
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.978% (1 Month LIBOR USD + 0.310%), 8/25/2035 (c)	2,561,375	2,187,744
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	252,517	199,234
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,867,602	3,145,667
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	420,009	399,773
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.829%, 2/25/2036 (h)	456,932	410,139
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.908% (1 Month LIBOR USD + 0.240%), 8/25/2036 (c)(j)	2,887,946	2,807,401
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 0.928% (1 Month LIBOR USD + 0.260%), 10/25/2036 (c)	7,660,568	3,149,106
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 1.048% (1 Month LIBOR USD + 0.380%), 12/25/2036 (c)	10,360,538	4,325,846
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 1.148% (1 Month LIBOR USD + 0.480%), 3/25/2037 (c)	76,432,950	7,582,072
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (f)	482,986	292,035
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 1.368% (1 Month LIBOR USD + 0.700%), 6/25/2037 (c)(j)	20,342,157	18,597,451
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.908% (1 Month LIBOR USD + 0.240%), 1/25/2047 (c)(j)	8,656,462	8,359,606
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 1.028% (1 Month LIBOR USD + 0.360%), 1/25/2047 (c)	1,130,963	957,676
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.989% (12 Month US Treasury Average + 0.770%), 4/25/2047 (c)	713,385	697,997
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.798% (1 Month LIBOR USD + 0.130%), 8/25/2047 (c)	5,373,205	5,004,550
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.858% (1 Month LIBOR USD + 0.190%), 8/25/2047 (c)	5,909,002	5,606,450
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.868% (1 Month LIBOR USD + 0.200%), 8/25/2047 (c)(j)	7,400,177	7,020,466
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.868% (1 Month LIBOR USD + 0.200%), 8/25/2047 (c)	1,461,545	1,361,428
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.878% (1 Month LIBOR USD + 0.210%), 8/25/2047 (c)(j)	16,808,183	15,965,286
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (h)	4,080,719	3,964,239
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (h)	4,066,009	3,896,973
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (h)	3,361,272	3,150,977
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (h)	405,049	382,617
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (h)	1,802,167	1,699,173
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (h)	568,650	568,224
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.593%, 6/25/2036 (o)	394,345	366,199
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (h)(j)	2,128,199	1,974,792
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (o)	206,425	184,646
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (h)	5,286,406	4,958,332
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (j)(o)	7,112,568	6,613,088
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2007-WM1, Class A1, 3.107%, 6/27/2037 (a)(h)(j)	12,759,061	13,200,307
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 2.986%, 8/25/2037 (a)(h)(j)	8,581,212	8,354,007
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 5/19/2045	1	501,817
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.754% (1 Month LIBOR USD + 0.200%), 10/19/2036 (c)(j)	20,376,688	17,801,075
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.694% (1 Month LIBOR USD + 0.140%), 3/19/2037 (c)(j)	36,632,635	33,264,081
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.694% (1 Month LIBOR USD + 0.140%), 3/19/2037 (c)(j)	23,484,322	21,521,972
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.374% (1 Month LIBOR USD + 0.820%), 9/19/2044 (c)	691,960	644,198
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 1.868%, 9/19/2044 (e)(g)(h)	15,165,167	387,425
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (k)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.984%, 11/19/2044 (e)(g)(h)	15,455,608	380,208
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 1.274% (1 Month LIBOR USD + 0.720%), 1/19/2045 (c)	8,255,404	7,367,188
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 1.919%, 1/19/2045 (e)(g)(h)	12,710,536	155,895
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (k)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 1.094% (1 Month LIBOR USD + 0.540%), 3/19/2045 (c)(j)	19,844,667	17,857,383
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.233%, 3/19/2045 (e)(g)(h)	23,796,736	548,110
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.974% (1 Month LIBOR USD + 0.420%), 6/19/2045 (c)	3,732,437	3,570,438
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.994% (1 Month LIBOR USD + 0.440%), 6/19/2045 (c)	1,932,029	1,817,819
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 1.074% (1 Month LIBOR USD + 0.520%), 8/19/2045 (c)	159,559	134,431
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1.074% (1 Month LIBOR USD + 0.520%), 8/19/2045 (c)	1,223,171	1,159,243
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.139% (12 Month US Treasury Average + 0.920%), 3/19/2046 (c)	9,483,585	8,651,799
Eagle RE Ltd., Series 2018-1, Class M2, 3.668% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(c)	10,717,000	10,728,178
Eagle RE Ltd., Series 2019-1, Class M2, 3.968% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)	25,903,000	25,666,091
Eagle RE Ltd., Series 2019-1, Class B1, 5.168% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(c)	7,909,125	7,815,196
Eagle RE Ltd., Series 2020-1, Class M1C, 2.468% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(c)	3,500,000	3,326,159
Eagle RE Ltd., Series 2020-1, Class M2, 2.668% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)	23,461,850	22,403,885
Eagle RE Ltd., Series 2020-1, Class B1, 3.518% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(c)	2,000,000	1,925,368
Eagle RE Ltd., Series 2021-1, Class M2, 4.739% (SOFR30A + 4.450%), 10/25/2033 (a)(c)	8,000,000	8,074,080
Eagle RE Ltd., Series 2021-2, Class M2, 4.539% (SOFR30A + 4.250%), 4/25/2034 (a)(c)	3,000,000	2,864,460
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.749%, 11/25/2035 (h)	1,008,915	853,527
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,755	5,666
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 1.168% (1 Month LIBOR USD + 0.500%), 4/25/2036 (c)	3,797,367	1,890,637
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	224,822	150,831
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.692%, 5/25/2036 (h)	443,962	398,652
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.612%, 9/25/2035 (h)	42,555	38,704
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.503%, 10/25/2041 (a)(g)(h)	269,247,482	3,922,397
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.872%, 10/25/2041 (a)(h)	1,827,125	821,844
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 3.003%, 10/25/2041 (a)(h)	1,467,207	1,001,115
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 3.003%, 10/25/2041 (a)(h)	586,700	520,650
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.050%, 10/25/2047 (a)(h)	1,153,000	1,011,279
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.021%, 4/25/2048 (a)(h)	2,899,119	2,772,416
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.926%, 10/25/2048 (a)(h)	2,478,000	2,408,120
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 3.094%, 2/27/2051 (a)(e)(h)	2,932,342	1,040,682
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(h)	1,222,000	847,044
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(h)	2,844,994	2,436,470
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.615%, 4/25/2051 (a)(h)	1,792,016	570,223
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.789%, 4/25/2051 (a)(h)	1,343,000	711,080
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.789%, 4/25/2051 (a)(h)	1,340,188	838,313
Flagstar Mortgage Trust, Series 2021-4, Class B6C, 2.453%, 6/25/2051 (a)(h)	3,378,231	1,093,503
Flagstar Mortgage Trust, Series 2021-4, Class B5, 2.712%, 6/25/2051 (a)(h)	1,470,556	1,035,633
Flagstar Mortgage Trust, Series 2021-4, Class B4, 2.712%, 6/25/2051 (a)(h)	1,715,485	1,375,443
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.426%, 8/25/2051 (a)(h)	10,741,743	6,018,459
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.504%, 8/25/2051 (a)(h)	8,661,183	7,414,034
Flagstar Mortgage Trust, Series 2021-6INV, Class B1, 3.504%, 8/25/2051 (a)(h)	5,893,051	5,666,009
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.504%, 8/25/2051 (a)(h)	3,118,363	2,510,276
Flagstar Mortgage Trust, Series 2021-6INV, Class B2, 3.504%, 8/25/2051 (a)(d)(h)	13,859,392	13,091,138
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.504%, 8/25/2051 (a)(d)(h)	12,126,968	11,211,939
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.428%, 10/25/2051 (a)(h)	14,109,332	8,736,216
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.522%, 10/25/2051 (a)(h)	1,254,260	952,692
Flagstar Mortgage Trust, Series 2021-10IN, Class B4, 3.522%, 10/25/2051 (a)(h)	9,092,681	7,591,280
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 2.997%, 9/19/2035 (h)	57,126	53,468
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 2.894%, 4/19/2036 (h)	772,820	681,621
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 2.185%, 6/25/2045 (e)(g)(h)	17,199,536	680,723
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 2.426%, 8/25/2045 (e)(g)(h)	23,481,843	2,194,566
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (e)(g)	24,871,430	519,639
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.848% (1 Month LIBOR USD + 0.180%), 1/26/2037 (c)	9,293,628	8,524,199
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 1.108% (1 Month LIBOR USD + 0.440%), 6/25/2037 (c)	2,819,437	2,688,443
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 1.288% (1 Month LIBOR USD + 0.620%), 10/25/2045 (c)	1,510,300	1,360,870
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 2.409%, 10/25/2045 (e)(g)(h)	13,058,221	556,567
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.033%, 1/25/2043 (a)(e)(g)(h)	370,443,637	640,127
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX4, 0.250%, 1/25/2043 (a)(g)(h)	38,653,999	241,240
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.783%, 3/25/2044 (a)(h)	1,838,672	1,528,942
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.783%, 4/25/2045 (a)(h)	1,577,111	1,153,001
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.229%, 8/25/2049 (a)(h)	577,000	561,315
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.229%, 8/25/2049 (a)(h)	1,500,000	1,434,845
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(g)(h)	38,588,155	138,454
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.988%, 3/25/2050 (a)(h)	1,833,316	1,484,687
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AIOS, 0.215%, 3/25/2051 (g)(h)	179,689,324	701,507
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.276%, 3/25/2051 (h)	1,799,469	1,515,406
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.276%, 3/25/2051 (h)	2,199,996	1,993,337
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AIOS, 0.218%, 5/25/2051 (a)(g)(h)	397,322,411	2,404,198
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.783%, 5/25/2051 (a)(h)(k)	1,709,317	917,948
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AIOS, 0.220%, 6/25/2051 (a)(g)(h)	340,949,160	2,443,583
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AX1, 0.262%, 6/25/2051 (a)(g)(h)	320,102,595	2,391,486
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.762%, 6/25/2051 (a)(h)	1,039,000	615,894
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.762%, 6/25/2051 (a)(h)	2,079,428	766,446
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.762%, 6/25/2051 (a)(h)	2,417,121	1,843,719
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.651%, 8/25/2051 (a)(h)	1,289,830	791,428
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.651%, 8/25/2051 (a)(h)	1,289,830	1,046,819
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.651%, 8/25/2051 (a)(h)	2,208,829	703,220
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.021%, 9/25/2051 (a)(g)(h)	527,057,030	385,279
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(h)	8,940,078	8,848,371
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.621%, 9/25/2051 (a)(h)	1,244,000	647,049
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.621%, 9/25/2051 (a)(h)	2,729,444	1,819,840
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.621%, 9/25/2051 (a)(h)	5,156,591	4,808,955
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.621%, 9/25/2051 (a)(h)	8,123,972	7,396,170
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.621%, 9/25/2051 (a)(h)	2,489,114	796,536
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.591%, 10/25/2051 (a)(h)	2,987,778	957,825
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.591%, 10/25/2051 (a)(h)	1,194,000	627,892
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.591%, 10/25/2051 (a)(h)	3,794,256	2,821,462
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.023%, 11/25/2051 (a)(e)(g)(h)	899,292,655	1,613,331
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class A2, 2.500%, 11/25/2051 (a)(h)	18,165,418	16,128,148
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.680%, 11/25/2051 (a)(h)	4,670,429	1,543,838
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.680%, 11/25/2051 (a)(h)	5,591,203	4,521,259
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.680%, 11/25/2051 (a)(h)	1,038,000	529,554
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B2, 3.038%, 12/25/2051 (a)(h)	4,107,535	3,737,076
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B1, 3.038%, 12/25/2051 (a)(h)	4,107,535	3,827,688
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.038%, 12/25/2051 (a)(h)	4,260,140	3,769,031
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.046%, 12/25/2051 (a)(h)	1,826,337	1,365,700
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 3.046%, 12/25/2051 (a)(h)	2,473,320	883,566
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.046%, 12/25/2051 (a)(h)	3,043,238	2,551,962
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.728%, 1/25/2052 (a)(h)	7,761,346	6,106,325
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B2, 2.728%, 1/25/2052 (a)(h)	13,239,886	11,633,001
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.728%, 1/25/2052 (a)(h)	3,252,733	997,607
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.728%, 1/25/2052 (a)(h)	1,825,852	1,135,939
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.728%, 1/25/2052 (a)(h)	8,674,272	7,857,355
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.774%, 1/25/2052 (a)(h)	1,237,000	641,665
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.774%, 1/25/2052 (a)(h)	3,953,541	2,994,115
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.774%, 1/25/2052 (a)(h)	3,091,101	1,029,658
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.220%, 1/25/2052 (a)(h)	4,334,691	2,013,265
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.220%, 1/25/2052 (a)(h)	3,768,801	3,175,660
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.220%, 1/25/2052 (a)(h)	1,507,718	1,245,194
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.220%, 1/25/2052 (a)(h)	4,710,259	4,473,959
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.220%, 1/25/2052 (a)(h)	3,768,801	3,411,368
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B2, 3.220%, 1/25/2052 (a)(h)	11,118,310	10,329,254
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A2, 2.500%, 2/25/2052 (a)(h)	9,277,054	8,243,497
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(h)	24,397,394	22,702,849
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.937%, 2/25/2052 (a)(h)	3,445,826	2,822,366
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.937%, 2/25/2052 (a)(h)	1,292,555	937,728
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.937%, 2/26/2052 (a)(h)	5,679,016	1,996,702
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(h)	4,621,670	4,301,740
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.810%, 7/25/2059 (a)(h)	6,323,000	6,094,999
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class AIOS, 0.220%, 7/25/2051 (a)(g)(h)	357,397,379	2,354,534
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(h)	4,148,103	3,657,059
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(h)	1,069,000	599,077
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(h)	1,244,625	964,625
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(h)	5,600,327	5,168,150
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(h)	6,222,154	5,835,609
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(h)	2,352,235	869,570
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(h)	1,408,570	1,266,925
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.732%, 4/25/2052 (a)(h)	1,523,773	993,420
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.732%, 4/25/2052 (a)(h)	2,037,580	666,882
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.732%, 4/25/2052 (a)(h)	2,684,205	2,322,522
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.732%, 4/25/2052 (a)(h)	849,000	457,687
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.732%, 4/25/2052 (a)(h)	4,865,369	4,327,556
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.732%, 4/25/2052 (a)(h)	4,864,380	4,431,241
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.868%, 4/25/2052 (a)(h)	1,606,000	944,913
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.868%, 4/25/2052 (a)(h)	1,300,000	915,270
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.868%, 4/25/2052 (a)(h)	2,944,289	1,063,886
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(g)(h)	28,450,549	165,326
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.128%, 6/25/2052 (a)(g)(h)	281,243,511	1,688,024
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(g)(h)	217,098,252	2,439,967
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A4, 3.000%, 6/25/2052 (a)(d)(h)	28,450,549	26,500,691
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(d)(h)	59,557,500	54,275,643
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.206%, 6/25/2052 (a)(h)	5,647,072	2,920,141
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B3, 3.206%, 6/25/2052 (a)(h)	4,418,113	4,013,595
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.206%, 6/25/2052 (a)(h)	6,626,175	6,231,235
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.206%, 6/25/2052 (a)(h)	1,226,922	1,013,323
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.206%, 6/25/2052 (a)(h)	10,800,496	9,973,999
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.206%, 6/25/2052 (a)(h)	3,926,549	3,494,345
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.253%, 6/25/2052 (a)(d)(h)	12,506,322	11,712,495
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B3, 3.253%, 6/25/2052 (a)(h)	5,857,946	5,431,593
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.253%, 6/25/2052 (a)(h)	5,065,524	4,364,030
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.253%, 6/25/2052 (a)(h)	5,699,873	2,842,327
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.253%, 6/25/2052 (a)(h)	4,908,036	4,622,835
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.253%, 6/25/2052 (a)(h)	791,426	615,601
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 4.051%, 6/25/2052 (a)(g)(h)	15,799,560	1,802,809
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 1.168% (1 Month LIBOR USD + 0.500%), 12/25/2035 (c)	1,537,135	1,042,806
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 1.368% (1 Month LIBOR USD + 0.700%), 12/25/2035 (c)	3,041,373	2,813,860
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 1.168% (1 Month LIBOR USD + 0.500%), 1/25/2036 (c)	1,938,934	1,145,457
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (h)	9,431,613	3,379,885
GSAA Home Equity Trust, Series 2006-16, Class A2, 1.008% (1 Month LIBOR USD + 0.340%), 10/27/2036 (c)	1,504,164	717,106
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (h)	6,598,103	2,810,838
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 1.028% (1 Month LIBOR USD + 0.360%), 1/25/2037 (c)	10,776,482	5,393,607
GSAA Home Equity Trust, Series 2006-20, Class A4A, 1.128% (1 Month LIBOR USD + 0.460%), 1/25/2037 (c)	2,567,997	1,615,578
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 1.008% (1 Month LIBOR USD + 0.340%), 2/25/2037 (c)	1,876,584	942,867
GSAA Home Equity Trust, Series 2007-2, Class AV1, 0.748% (1 Month LIBOR USD + 0.080%), 3/25/2037 (c)	3,466,158	882,986
GSAA Home Equity Trust, Series 2007-3, Class 1A1A, 0.808% (1 Month LIBOR USD + 0.140%), 3/25/2037 (c)	5,935,010	4,114,933
GSAA Home Equity Trust, Series 2007-4, Class A2, 1.068% (1 Month LIBOR USD + 0.400%), 3/25/2037 (c)	1,267,309	486,994
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (o)	2,160,993	1,018,357
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.908% (1 Month LIBOR USD + 0.240%), 5/25/2037 (c)	2,584,325	2,470,408
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (o)	4,851,160	3,156,586
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,370,028	1,402,144
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.599% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	4,481,937	4,364,474
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.599% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	5,316,407
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.599% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,709,149	4,594,580
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.599% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	5,035,126
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.297%, 5/25/2035 (h)	644,492	652,854
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.544%, 5/25/2035 (h)	1,170,643	1,083,140
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 0.998% (1 Month LIBOR USD + 0.330%), 7/25/2035 (c)	2,081,751	1,826,037
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 1.168% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)	622,210	575,094
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.652%, 10/25/2035 (h)	910,775	683,860
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	950,355	758,472
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	301,052	230,604
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	6,817,201	4,977,573
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.703%, 3/25/2037 (h)	5,565,401	4,239,506
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	6,677,528	5,495,325
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	307,270	232,683
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.968% (1 Month LIBOR USD + 0.300%), 4/25/2037 (c)(e)	4,748,638	1,811,145
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	1,729,014	12,812
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 1.334% (1 Month LIBOR USD + 0.780%), 12/19/2034 (c)	2,451,458	2,163,757
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 1.900%, 1/19/2035 (e)(g)(h)	7,630,468	327,835
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.703%, 3/19/2035 (e)(g)(h)	6,382,579	281,472
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.089%, 6/19/2035 (e)(g)(h)	51,327,672	1,839,122
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 2.698%, 7/19/2035 (h)	904,544	802,409
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 1.268%, 9/19/2035 (e)(g)(h)	23,738,080	171,175
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 1.719% (12 Month US Treasury Average + 1.500%), 9/19/2035 (c)	1,295,884	1,207,061
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.368%, 10/19/2035 (e)(g)(h)	8,928,434	45,374
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 1.527%, 11/19/2035 (e)(g)(h)	35,626,916	70,149
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.866%, 2/19/2036 (e)(g)(h)	16,712,710	185,996
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.734% (1 Month LIBOR USD + 0.180%), 11/19/2036 (c)(j)	17,959,617	17,057,074
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.974% (1 Month LIBOR USD + 0.420%), 11/19/2036 (c)	729,075	645,121
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.744% (1 Month LIBOR USD + 0.190%), 12/19/2036 (c)(j)	26,822,230	24,946,122
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.069% (12 Month US Treasury Average + 0.850%), 12/19/2036 (c)	5,348,198	5,039,158
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.854% (1 Month LIBOR USD + 0.150%), 2/19/2037 (c)(j)	16,984,182	15,316,301
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.814% (1 Month LIBOR USD + 0.260%), 3/19/2037 (c)	23,300,361	21,695,456
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.828% (1 Month LIBOR USD + 0.320%), 4/25/2037 (c)(j)	12,744,974	11,213,729
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.754% (1 Month LIBOR USD + 0.200%), 5/19/2037 (c)(j)	18,661,826	17,737,805
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.744% (1 Month LIBOR USD + 0.190%), 8/19/2037 (c)	1,727,995	1,596,742
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.754% (1 Month LIBOR USD + 0.200%), 8/19/2037 (c)(j)	17,930,122	16,370,901
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.744% (1 Month LIBOR USD + 0.190%), 9/19/2037 (c)	4,334,521	4,034,945
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.668% (1 Month LIBOR USD + 1.000%), 10/25/2037 (c)(j)	15,533,215	14,954,976
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.238%, 8/19/2045 (e)(g)(h)	9,427,977	281,152
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 1.134% (1 Month LIBOR USD + 0.540%), 10/20/2045 (c)	3,521,094	3,361,779
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.219% (12 Month US Treasury Average + 2.000%), 10/20/2045 (c)	3,096,566	2,748,816
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 0.934% (1 Month LIBOR USD + 0.380%), 5/19/2046 (c)	5,102,919	2,898,060
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.734% (1 Month LIBOR USD + 0.180%), 11/19/2046 (c)	5,132,589	4,247,782
Home RE Ltd., Series 2019-1, Class M2, 3.918% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(c)	20,083,000	20,069,605
Home RE Ltd., Series 2020-1, Class M1C, 4.818% (1 Month LIBOR USD + 4.150%), 10/25/2030 (a)(c)	2,500,000	2,526,593
Home RE Ltd., Series 2020-1, Class M2, 5.358% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(c)	1,750,000	1,763,970
Home RE Ltd., Series 2021-1, Class M1C, 2.968% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(c)	9,182,587	9,041,901
Home RE Ltd., Series 2021-1, Class M2, 3.518% (1 Month LIBOR USD + 2.850%), 7/25/2033 (a)(c)	1,197,000	1,122,325
Home RE Ltd., Series 2021-1, Class B1, 4.318% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(c)	3,333,042	3,192,388
Home RE Ltd., Series 2021-2, Class M2, 3.539% (SOFR30A + 3.250%), 1/25/2034 (a)(c)	11,250,000	10,567,553
Home RE Ltd., Series 2022-1, Class M1C, 5.775% (SOFR30A + 5.500%), 10/25/2034 (a)(c)	3,000,000	3,020,349
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.168% (1 Month LIBOR USD + 0.500%), 3/25/2035 (c)	4,793,134	4,236,411
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 1.288% (1 Month LIBOR USD + 0.620%), 3/25/2035 (c)	762,146	660,277
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1.188% (1 Month LIBOR USD + 0.520%), 1/25/2036 (c)	2,001,860	1,938,177
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.549%, 4/25/2037 (h)	4,709,575	4,499,509
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 2.732%, 1/25/2037 (h)	473,196	403,877
IMPAC CMB Trust, Series 2004-10, Class 3A1, 1.368% (1 Month LIBOR USD + 0.700%), 3/25/2035 (c)	2,240,717	2,046,958
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.948% (1 Month LIBOR USD + 0.280%), 10/25/2035 (c)	1,867,300	1,767,847
IMPAC CMB Trust, Series 2005-6, Class 1A1, 1.168% (1 Month LIBOR USD + 0.500%), 10/25/2035 (c)(j)	18,673,889	17,810,390
IMPAC CMB Trust, Series 2005-7, Class A2, 0.948% (1 Month LIBOR USD + 0.280%), 11/25/2035 (c)	1,550,391	1,386,138
IMPAC CMB Trust, Series 2005-7, Class A1, 1.188% (1 Month LIBOR USD + 0.520%), 11/25/2035 (c)(j)	13,921,876	13,255,547
IMPAC CMB Trust, Series 2005-8, Class 1M1, 1.298% (1 Month LIBOR USD + 0.630%), 2/25/2036 (c)	1,650,187	1,515,078
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 1.528% (1 Month LIBOR USD + 0.860%), 3/25/2036 (c)	616,423	546,124
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 1.008% (1 Month LIBOR USD + 0.340%), 8/25/2036 (c)	5,273,487	4,800,814
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 1.228% (1 Month LIBOR USD + 0.560%), 8/25/2036 (c)(j)	4,319,799	3,184,098
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 1.208% (1 Month LIBOR USD + 0.540%), 11/25/2036 (c)(j)	21,470,689	17,056,852
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 1.048% (1 Month LIBOR USD + 0.380%), 1/25/2037 (c)	7,099,615	6,361,574
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 1.188% (1 Month LIBOR USD + 0.520%), 1/25/2037 (c)(j)	21,281,057	19,623,561
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.988% (1 Month LIBOR USD + 0.320%), 3/25/2037 (c)	351,679	349,187
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 1.148% (1 Month LIBOR USD + 0.480%), 3/25/2037 (c)	8,232,278	6,992,077
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 1.048% (1 Month LIBOR USD + 0.380%), 5/25/2037 (c)(j)	13,671,023	11,211,715
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.747%, 6/25/2034 (e)(g)(h)	7,457,567	6,968,455
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.468% (1 Month LIBOR USD + 0.800%), 11/25/2034 (c)	466,883	430,619
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 1.502%, 12/25/2034 (e)(g)(h)	2,390,583	7,812
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 1.613%, 2/25/2035 (e)(g)(h)	11,832,032	85,356
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.703%, 3/25/2035 (e)(g)(h)	14,638,388	268,058
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 1.148% (1 Month LIBOR USD + 0.480%), 4/25/2035 (c)	2,227,597	1,960,399
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 1.128% (1 Month LIBOR USD + 0.460%), 5/25/2035 (c)	2,502,748	2,324,555
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.915%, 5/25/2035 (e)(g)(h)	19,269,018	327,516
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.569%, 5/25/2035 (h)	1,027,129	931,554
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 1.916%, 6/25/2035 (e)(g)(h)	31,317,816	422,697
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.113%, 6/25/2035 (h)	896,187	836,454
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.122%, 7/25/2035 (e)(g)(h)	49,918,072	253,684
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.803%, 8/25/2035 (e)(g)(h)	22,324,270	441,128
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 2.802%, 8/25/2035 (h)	2,250,909	1,531,523
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 2.771%, 10/25/2035 (h)	4,984,417	4,490,172
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 2.809%, 9/25/2036 (h)	4,877,049	4,258,741
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.826%, 3/25/2037 (h)	977,752	951,364
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.916%, 6/25/2037 (h)	5,368,134	4,343,674
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 2.997%, 6/25/2037 (h)	3,613,663	2,644,967
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.263%, 6/25/2037 (h)	447,227	394,857
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.848% (1 Month LIBOR USD + 0.180%), 7/25/2037 (c)	6,246,880	5,815,764
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 2.826%, 7/25/2037 (h)	3,527,739	2,754,240
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.848% (1 Month LIBOR USD + 0.180%), 8/25/2037 (c)	3,278,255	2,972,800
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.055%, 7/25/2045 (e)(g)(h)	15,386,078	204,358
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 1.068% (1 Month LIBOR USD + 0.400%), 11/25/2046 (c)	5,134,381	5,077,353
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 1.028% (1 Month LIBOR USD + 0.360%), 3/25/2047 (c)	8,103,286	6,000,297
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 1.128% (1 Month LIBOR USD + 0.460%), 12/25/2036 (c)	1,284,598	1,248,426
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 1.028% (1 Month LIBOR USD + 0.360%), 6/25/2037 (c)(j)	29,766,789	20,397,603
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 2.368% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(c)	4,882,735	4,759,568
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 3.268% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(c)	1,807,740	1,734,445
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 3.939% (SOFR30A + 3.650%), 3/27/2051 (a)(c)	491,858	484,130
JP Morgan Chase Bank, Series 2021-CL1, Class B, 7.189% (SOFR30A + 6.900%), 3/27/2051 (a)(c)	1,151,000	1,141,566
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 3.168% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(c)	4,148,838	4,084,344
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 5.018% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(c)	1,326,543	1,377,554
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 6.268% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(c)	2,547,834	2,643,819
JP Morgan Chase Bank, Series 2020-CL1, Class B, 10.668% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(c)	6,746,057	7,321,435
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.907%, 8/25/2035 (h)	5,413	5,386
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.490%, 10/25/2035 (h)	6,833,416	5,766,925
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.639%, 11/25/2035 (h)	1,694,824	1,616,359
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,193,631	1,012,952
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 2.700%, 10/25/2036 (h)	567,252	489,645
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.853%, 10/25/2036 (h)	613,434	576,900
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.938%, 10/25/2036 (h)	1,836,863	1,616,603
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.097%, 1/25/2037 (h)	1,300,605	1,217,291
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 2.680%, 6/25/2037 (h)	1,547,330	1,445,856
JP Morgan Mortgage Trust, Series 2015-1, Class B5, 2.115%, 12/25/2044 (a)(h)	3,000,000	2,668,800
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.653%, 6/25/2048 (a)(h)	2,712,279	2,710,139
JP Morgan Mortgage Trust, Series 2017-4, Class B4, 3.889%, 11/25/2048 (a)(h)	7,017,610	6,657,571
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.431%, 5/25/2049 (a)(h)(k)	3,624,177	3,508,671
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.500%, 5/25/2049 (a)(h)	1,741,787	1,663,788
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 4.302%, 6/25/2049 (a)(h)	2,849,040	2,755,064
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.607%, 6/25/2049 (a)(h)	2,286,448	2,201,913
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.607%, 6/25/2049 (a)(h)	6,190,356	6,118,597
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.237%, 12/25/2049 (a)(h)	1,911,665	1,759,294
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.237%, 12/25/2049 (a)(h)	4,773,884	4,596,544
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.045%, 2/25/2050 (a)(e)(g)(h)	27,826,352	14,553
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 1.290%, 2/25/2050 (a)(h)	1,414,728	1,048,687
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.045%, 2/25/2050 (a)(h)	3,014,341	2,838,038
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.045%, 2/25/2050 (a)(h)	1,199,000	1,052,559
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.188%, 3/25/2050 (a)(g)(h)	65,157,847	51,800
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 3.906%, 3/25/2050 (a)(h)(k)	2,522,090	2,116,604
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.188%, 3/25/2050 (a)(h)	1,834,999	1,686,680
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.428%, 3/25/2050 (a)(h)	1,844,318	1,785,311
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.424%, 5/25/2050 (a)(h)	5,046,138	4,038,939
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.841%, 5/25/2050 (a)(h)	2,605,477	2,426,212
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.841%, 5/25/2050 (a)(h)	2,930,683	2,886,321
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.585%, 6/25/2050 (a)(h)	3,467,089	2,870,764
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.869%, 6/25/2050 (a)(h)	2,227,216	2,084,841
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.869%, 6/25/2050 (a)(h)	4,017,693	3,726,012
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.134%, 6/25/2050 (a)(h)	9,346,135	8,939,578
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.280%, 6/25/2050 (a)(h)	2,903,521	2,876,074
JP Morgan Mortgage Trust, Series 2020-2, Class B3A, 3.651%, 7/25/2050 (a)(h)	8,601,988	8,572,182
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.858%, 8/25/2050 (a)(h)	1,706,585	1,620,813
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 3.988%, 11/25/2050 (a)(h)	8,688,373	7,922,155
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.087%, 11/25/2050 (a)(h)	7,700,630	7,358,152
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.087%, 11/25/2050 (a)(h)	3,159,183	3,090,802
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.531%, 12/25/2050 (a)(h)	4,062,829	3,299,448
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.605%, 12/25/2050 (a)(h)	3,610,002	3,403,376
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.605%, 12/25/2050 (a)(h)	1,804,038	1,686,588
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.846%, 5/25/2051 (a)(h)	1,075,745	650,651
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.855%, 7/25/2051 (a)(e)(h)	3,197,860	1,398,616
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(h)	2,140,617	1,797,224
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(h)	2,577,895	1,784,324
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.730%, 10/25/2051 (a)(h)	4,692,922	1,604,834
JP Morgan Mortgage Trust, Series 2021-6, Class B2, 2.844%, 10/25/2051 (a)(h)	12,993,506	11,952,090
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(h)	3,822,022	3,146,338
JP Morgan Mortgage Trust, Series 2021-6, Class B3, 2.863%, 10/25/2051 (a)(d)(h)	12,993,506	11,578,305
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(h)	3,057,813	2,295,668
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.709%, 11/25/2051 (a)(h)	2,871,998	938,265
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.820%, 11/25/2051 (a)(h)	1,873,879	1,154,673
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.820%, 11/25/2051 (a)(h)	1,873,879	1,537,784
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.079%, 12/25/2051 (a)(h)	4,027,034	1,358,512
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.674%, 12/25/2051 (a)(h)	3,256,473	1,103,130
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(h)	2,495,988	1,672,125
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.869%, 12/25/2051 (a)(h)	2,281,718	1,511,910
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.869%, 12/25/2051 (a)(h)	3,194,993	2,658,599
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(h)	9,114,242	7,664,312
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(h)	5,302,488	4,189,003
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.129%, 6/25/2052 (a)(h)	8,483,683	3,621,880
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(h)	4,240,799	3,181,252
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 3.061%, 7/25/2052 (a)(h)	6,039,914	2,309,174
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.103%, 7/25/2052 (a)(d)(h)	14,421,555	12,322,656
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.103%, 7/25/2052 (a)(h)	7,008,876	5,337,799
Lake Summit Mortgage Trust, 8.440%, 8/15/2049 (e)(h)	4,941,344	5,013,393
Lake Summit Mortgage Trust, 6.026%, 8/28/2049 (h)	397,181,005	394,967,118
Lake Summit Mortgage Trust, 7.850%, 6/25/2051 (h)	3,980,000	3,852,357
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A2, 3.844%, 10/25/2066 (a)(o)	4,000,000	3,802,456
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	18,220	13,443
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	19,036	14,345
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.988%, 9/25/2035 (o)	1,264,950	1,197,624
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(g)	20,282,433	87,762
Lehman XS Trust, Series 2006-10N, Class 1A3A, 1.088% (1 Month LIBOR USD + 0.420%), 7/25/2046 (c)	1,535,593	1,556,219
Lehman XS Trust, Series 2006-GP4, Class 3A4, 1.368% (1 Month LIBOR USD + 0.700%), 8/25/2046 (c)	5,941,307	5,059,795
Luminent Mortgage Trust, Series 2006-1, Class A1, 1.388% (1 Month LIBOR USD + 0.720%), 4/25/2036 (c)	3,973,205	3,589,211
Luminent Mortgage Trust, Series 2006-1, Class X, 2.448%, 4/25/2036 (e)(g)(h)	27,914,099	961,557
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(g)	9,353,931	215,823
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 1.088% (1 Month LIBOR USD + 0.420%), 5/27/2036 (c)	1,892,515	1,767,047
Luminent Mortgage Trust, Series 2006-5, Class A1A, 1.048% (1 Month LIBOR USD + 0.380%), 7/25/2036 (c)(j)	26,602,924	19,575,123
Luminent Mortgage Trust, Series 2006-5, Class X, 1.709%, 7/25/2036 (e)(g)(h)	29,432,012	137,595
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.838% (1 Month LIBOR USD + 0.170%), 12/26/2036 (c)	9,650,289	8,813,464
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 1.228% (1 Month LIBOR USD + 0.560%), 5/26/2037 (c)	4,154,046	4,084,645
Luminent Mortgage Trust, Series 2006-2, Class X, 1.768%, 2/25/2046 (e)(g)(h)	34,242,717	316,574
Luminent Mortgage Trust, Series 2006-6, Class A1, 1.068% (1 Month LIBOR USD + 0.400%), 10/25/2046 (c)(j)	10,185,344	9,594,747
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.553%, 12/25/2034 (h)	5,705	5,601
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.504%, 3/25/2035 (h)	16,297	16,489
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 2.597%, 9/25/2035 (h)	1,569,108	1,492,227
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.349%, 1/25/2036 (h)	1,021,719	967,259
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 10/1/2033 (e)(f)	2,913	966
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	84,457	75,793
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,085,075	1,592,435
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 1.368% (1 Month LIBOR USD + 0.700%), 2/25/2036 (c)	2,103,601	771,868
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	368,967	356,342
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,028,186	11,585,825
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	34,140	24,186
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (e)(f)	403	325
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(h)	1,584,305	1,408,671
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.764%, 3/25/2048 (a)(h)	1,799,000	1,783,135
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.764%, 3/25/2048 (a)(h)	1,499,000	1,463,980
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.645%, 4/25/2051 (a)(h)	1,119,331	878,428
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.645%, 4/25/2051 (a)(h)	559,178	360,140
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.645%, 4/25/2051 (a)(h)	1,532,628	498,719
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.674%, 6/25/2051 (a)(h)	1,209,493	388,868
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.674%, 6/25/2051 (a)(h)	1,710,638	1,348,156
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.674%, 6/25/2051 (a)(h)	349,000	180,884
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.902%, 7/25/2051 (a)(h)	1,137,709	418,296
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.902%, 7/25/2051 (a)(h)	488,000	286,153
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.219%, 12/26/2051 (a)(h)	3,145,391	2,639,386
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B1, 3.219%, 12/26/2051 (a)(h)	5,765,228	5,563,693
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B3, 3.219%, 12/26/2051 (a)(h)	2,794,361	2,577,454
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 3.219%, 12/26/2051 (a)(h)	4,019,001	1,890,197
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B2, 3.219%, 12/26/2051 (a)(h)	9,259,666	8,692,391
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.219%, 12/26/2051 (a)(h)	1,222,657	994,293
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.918% (1 Month LIBOR USD + 3.250%), 11/25/2053 (a)(c)	3,300,000	3,205,640
Mello Warehouse Securitization Trust, Series 2020-2, Class G, 5.418% (1 Month LIBOR USD + 4.750%), 11/25/2053 (a)(c)	3,600,000	3,522,758
Mello Warehouse Securitization Trust, Series 2021-2, Class E, 3.418% (1 Month LIBOR USD + 2.750%), 4/26/2055 (a)(c)	4,500,000	4,488,804
Mello Warehouse Securitization Trust, Series 2021-2, Class F, 5.418% (1 Month LIBOR USD + 4.750%), 4/26/2055 (a)(c)	5,000,000	4,970,045
Mello Warehouse Securitization Trust, Series 2021-3, Class B, 1.818% (1 Month LIBOR USD + 1.150%), 11/26/2055 (a)(c)	5,500,000	5,440,650
Mello Warehouse Securitization Trust, Series 2021-3, Class C, 2.018% (1 Month LIBOR USD + 1.350%), 11/26/2055 (a)(c)(d)	27,500,000	27,410,873
Mello Warehouse Securitization Trust, Series 2021-3, Class D, 2.668% (1 Month LIBOR USD + 2.000%), 11/26/2055 (a)(c)	46,750,000	46,363,144
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 3.918% (1 Month LIBOR USD + 3.250%), 11/26/2055 (a)(c)	41,500,000	41,156,920
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 5.818% (1 Month LIBOR USD + 5.150%), 11/26/2055 (a)(c)	18,750,000	18,594,994
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 2.802%, 4/25/2037 (h)	1,752,167	1,581,823
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 1.348% (1 Month LIBOR USD + 0.680%), 4/25/2028 (c)	1,183,335	1,128,791
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 1.128% (1 Month LIBOR USD + 0.460%), 4/25/2029 (c)	809,659	758,375
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.559%, 12/25/2035 (h)	1,134,926	1,069,752
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.764%, 5/25/2036 (h)	594,343	514,448
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 0.918% (1 Month LIBOR USD + 0.250%), 3/25/2037 (c)	26,197,681	22,645,040
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 1.148% (1 Month LIBOR USD + 0.480%), 3/25/2037 (c)	23,886,354	7,754,156
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 0.818% (1 Month LIBOR USD + 0.150%), 9/25/2037 (c)	5,680,425	4,125,574
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.828% (1 Month LIBOR USD + 0.160%), 9/25/2037 (c)	5,496,568	4,036,421
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.898% (1 Month LIBOR USD + 0.230%), 9/25/2037 (c)	10,430,288	7,819,837
MFA Trust, Series 2021-AEI2, Class B6, 3.299%, 10/25/2051 (a)(h)	4,167,555	1,939,764
MFA Trust, Series 2021-AEI2, Class B2, 3.299%, 10/25/2051 (a)(h)	5,986,577	5,123,809
MFA Trust, Series 2021-AEI2, Class B1, 3.299%, 10/25/2051 (a)(h)	3,263,509	2,825,464
MFA Trust, Series 2021-AEI2, Class B4, 3.299%, 10/25/2051 (a)(h)	2,885,001	2,293,051
MFA Trust, Series 2021-AEI2, Class B5, 3.299%, 10/25/2051 (a)(h)	2,082,288	1,562,309
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(h)	4,106,000	3,742,052
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(h)	4,500,000	4,298,801
Morgan Stanley ABS Capital, Inc. Trust, Series 2007-HE6, Class A1, 0.728% (1 Month LIBOR USD + 0.060%), 5/25/2037 (c)	5,233,932	4,803,430
Morgan Stanley ABS Capital, Inc. Trust, Series 2007-HE6, Class A3, 0.848% (1 Month LIBOR USD + 0.180%), 5/25/2037 (c)(j)	15,201,276	13,868,185
Morgan Stanley ABS Capital, Inc. Trust, Series 2007-HE6, Class A4, 0.918% (1 Month LIBOR USD + 0.250%), 5/25/2037 (c)	2,188,984	1,967,402
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.968% (1 Month LIBOR USD + 0.300%), 3/25/2035 (c)	1,067,753	989,542
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.420%, 7/25/2035 (h)(j)	8,405,072	6,423,668
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.443%, 7/25/2035 (h)	821,902	743,981
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.677%, 11/25/2035 (h)	2,282,332	1,731,393
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.958% (1 Month LIBOR USD + 0.290%), 12/25/2035 (c)	1,710,489	1,383,924
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.918% (1 Month LIBOR USD + 0.250%), 3/25/2036 (c)	2,167,834	1,668,862
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.928% (1 Month LIBOR USD + 0.260%), 3/25/2036 (c)	1,309,880	1,010,020
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.041%, 3/25/2036 (h)	6,336,704	5,465,451
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.041%, 3/25/2036 (h)	3,220,774	2,778,729
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.450%, 3/25/2036 (e)(g)(h)	16,290,448	1,887,835
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.657%, 4/25/2036 (e)(g)(h)	18,056,193	741,911
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 1.418% (1 Month LIBOR USD + 0.750%), 6/25/2036 (c)	3,687,571	1,729,386
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 1.008% (1 Month LIBOR USD + 0.340%), 8/25/2036 (c)	2,053,019	829,742
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,365,467	1,747,666
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (o)	2,702,765	997,415
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (e)(o)	3,368,026	1,242,030
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 1.008% (1 Month LIBOR USD + 0.340%), 10/25/2036 (c)	12,698,563	4,956,198
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 1.198% (1 Month LIBOR USD + 0.530%), 4/25/2037 (c)	17,664,306	7,647,408
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 1.208% (1 Month LIBOR USD + 0.540%), 4/25/2037 (c)	17,664,306	7,663,588
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (h)	18,165,243	9,271,831
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,690,550	1,662,558
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.757%, 11/25/2037 (h)	5,936,294	5,341,762
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (o)	12,058,150	5,074,443
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (o)	4,650,690	1,953,811
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (o)	11,567,533	4,883,928
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (o)	8,718,596	3,756,041
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (o)	1,563,821	923,662
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (o)	5,910,813	3,071,134
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (o)	2,714,749	1,769,400
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 1.282%, 8/27/2047 (a)(h)	1,010,309	712,051
Morgan Stanley Residential Mortgage Loan Trust, Series 2010-R6, Class 4B, 0.839% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(c)	6,130,918	5,612,150
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.951%, 3/25/2051 (a)(h)	826,001	565,568
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.951%, 3/25/2051 (a)(h)	988,000	582,245
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.951%, 3/25/2051 (a)(h)	1,124,310	418,636
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.806%, 6/25/2051 (a)(h)	938,058	294,816
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(h)	1,093,000	679,693
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(h)	781,000	413,290
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.928%, 7/25/2051 (a)(h)	827,000	268,419
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.932%, 7/25/2051 (a)(h)	2,163,129	1,815,456
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.932%, 7/25/2051 (a)(h)	1,240,000	793,186
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.932%, 7/25/2051 (a)(h)	690,000	362,451
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.932%, 7/25/2051 (a)(h)	3,651,323	3,247,497
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.932%, 7/25/2051 (a)(h)	7,706,822	7,066,000
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.988%, 8/25/2051 (a)(h)	956,000	512,136
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.988%, 8/25/2051 (a)(h)	1,196,715	396,907
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(h)	2,120,461	1,487,808
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B3, 2.997%, 8/25/2051 (a)(h)	4,475,324	3,909,988
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B1, 2.997%, 8/25/2051 (a)(d)(h)	13,190,585	12,113,230
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(h)	6,360,397	5,728,256
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.868% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(c)	4,464,215	4,240,120
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.568% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(c)	1,418,498	1,414,869
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 2.418% (1 Month LIBOR USD + 1.750%), 1/25/2030 (a)(c)	11,700,000	11,291,448
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 2.668% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)	21,731,174	21,032,582
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1B, 2.118% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(c)	13,150,000	12,886,579
Mortgage Insurance-Linked Notes, Series 2020-2, Class M2, 6.268% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(c)	5,514,740	5,526,779
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 8.268% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(c)	7,870,678	8,015,735
Mortgage Insurance-Linked Notes, Series 2021-2, Class M1B, 3.989% (SOFR30A + 3.700%), 11/25/2031 (a)(c)	3,100,541	3,129,971
Mortgage Insurance-Linked Notes, Series 2021-2, Class M2, 5.289% (SOFR30A + 5.000%), 11/25/2031 (a)(c)	2,214,672	2,082,996
Mortgage Insurance-Linked Notes, Series 2021-1, Class M2, 3.439% (SOFR30A + 3.150%), 12/27/2033 (a)(c)	3,250,000	3,038,649
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.390%, 4/25/2036 (e)(g)(h)	9,924,609	361,226
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.968% (1 Month LIBOR USD + 0.300%), 6/25/2047 (c)	2,669,000	2,518,434
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 1.128% (1 Month LIBOR USD + 0.460%), 6/25/2047 (c)	5,895,620	5,197,785
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 1.228% (1 Month LIBOR USD + 0.560%), 6/25/2047 (c)	2,475,563	2,114,185
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.228%, 9/25/2057 (a)(h)	6,150,320	5,592,541
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(g)(h)	15,858,999	1,429,641
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.504%, 9/25/2059 (a)(h)	20,713,103	13,848,056
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (h)	3,525,736	1,609,816
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.129%, 2/25/2036 (h)	582,886	481,301
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.988% (1 Month LIBOR USD + 0.320%), 10/27/2036 (c)	886,110	782,874
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 1.008% (1 Month LIBOR USD + 0.340%), 12/26/2036 (c)	128,278	117,306
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.977% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(c)	2,708,248	2,402,573
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.799% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(c)	991,531	994,279
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 7.629% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(c)	4,484,957	3,916,224
Oaktown Re Ltd., Series 2018-1A, Class M2, 3.518% (1 Month LIBOR USD + 2.850%), 7/25/2028 (a)(c)	6,000,000	5,782,518
Oaktown Re Ltd., Series 2019-1A, Class M2, 3.218% (1 Month LIBOR USD + 2.550%), 7/25/2029 (a)(c)	1,921,930	1,891,150
Oaktown Re Ltd., Series 2019-1A, Class B1A, 4.168% (1 Month LIBOR USD + 3.500%), 7/25/2029 (a)(c)	1,200,000	1,181,804
Oaktown Re Ltd., Series 2019-1A, Class B1B, 5.018% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(c)	1,620,000	1,611,707
Oaktown Re Ltd., Series 2021-2, Class M1B, 3.189% (SOFR30A + 2.900%), 4/25/2034 (a)(c)	3,000,000	2,837,965
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(h)	1,422,634	1,286,683
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.980%, 10/25/2051 (a)(h)	734,000	426,386
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.980%, 10/25/2051 (a)(h)	1,715,000	1,189,562
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (a)(h)	8,920,297	8,439,984
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.596%, 10/25/2033 (a)(h)	4,170,476	4,130,515
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.460%, 10/22/2034 (a)(h)	2,874,260	2,862,145
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	13,781	10,556
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.988% (1 Month LIBOR USD + 0.320%), 2/25/2037 (c)	4,580,767	3,955,194
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 1.218% (1 Month LIBOR USD + 0.550%), 5/25/2037 (c)	1,769,408	1,431,058
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 1.328% (1 Month LIBOR USD + 0.660%), 5/26/2037 (c)	1,233,718	1,106,136
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,835,440	2,317,666
PRPM LLC, Series 2021-10, Class A2, 4.826%, 12/31/2049 (a)(o)	6,500,000	6,175,683
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(h)	6,167,000	5,939,703
RAMP Trust, Series 2006-RS2, Class A3A, 1.268% (1 Month LIBOR USD + 0.300%), 3/25/2036 (c)	693,491	669,849
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(h)	922,000	462,969
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(h)	1,291,000	788,686
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(h)	737,919	236,340
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.708%, 12/25/2051 (a)(h)	575,000	286,241
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.708%, 12/25/2051 (a)(h)	2,653,905	1,809,002
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.708%, 12/25/2051 (a)(h)	1,340,138	387,994
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.751%, 1/25/2052 (a)(h)	3,769,856	2,769,212
Rate Mortgage Trust, Series 2022-J1, Class B6, 2.751%, 1/25/2052 (a)(h)	1,112,723	355,049
Rate Mortgage Trust, Series 2022-J1, Class B5, 2.751%, 1/25/2052 (a)(h)	632,000	341,303
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(h)	1,779,467	1,604,475
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 2.421%, 12/27/2035 (a)(h)	7,949,233	7,322,531
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 0.639% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(c)	5,922,385	5,175,033
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,564,182	1,446,485
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 1.168% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)	261,160	188,928
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.497%, 7/25/2035 (h)	515,843	401,569
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 2.018% (1 Month LIBOR USD + 1.350%), 8/25/2035 (c)	2,859,087	2,383,669
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	870,391	749,245
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	226,049	124,076
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 1.368% (1 Month LIBOR USD + 0.700%), 9/25/2035 (c)	3,644,444	3,103,623
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	502,527	465,044
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035	2,100,300	1,978,262
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,428,123	4,361,045
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	5,829,720	5,610,383
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.368% (1 Month LIBOR USD + 0.700%), 11/25/2035 (c)	447,892	349,042
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	417,840	262,243
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.978%, 12/25/2035 (h)	4,203,682	3,903,787
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	2,280,213	2,156,979
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.578% (1 Month LIBOR USD + 0.910%), 1/25/2036 (c)	4,203,356	3,417,198
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 1.168% (1 Month LIBOR USD + 0.500%), 2/25/2036 (c)	470,308	360,681
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.668% (1 Month LIBOR USD + 1.000%), 2/25/2036 (c)	793,629	596,968
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,229,553	2,802,393
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (f)	547,933	313,921
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 1.068% (1 Month LIBOR USD + 0.400%), 3/25/2036 (c)	1,695,583	1,273,941
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.368% (1 Month LIBOR USD + 0.700%), 3/25/2036 (c)	3,142,801	2,400,666
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 1.268% (1 Month LIBOR USD + 0.600%), 4/25/2036 (c)(j)	20,621,645	18,952,240
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,324,173	1,197,561
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	33,913	21,237
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,421,434	1,275,732
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	994,893	893,272
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	14,951	4,946
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	39,492	24,483
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 1.028% (1 Month LIBOR USD + 0.360%), 7/25/2036 (c)	117,439	67,164
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 1.028% (1 Month LIBOR USD + 0.360%), 7/25/2036 (c)	6,349,884	3,491,890
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 1.048% (1 Month LIBOR USD + 0.380%), 7/25/2036 (c)	1,609,749	1,585,188
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 1.108% (1 Month LIBOR USD + 0.440%), 7/25/2036 (c)	612,779	294,941
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.318% (1 Month LIBOR USD + 0.650%), 7/25/2036 (c)	1,177,573	823,953
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,693,575	1,550,293
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 1.038% (1 Month LIBOR USD + 0.370%), 8/25/2036 (c)	5,837,667	5,484,593
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 1.048% (1 Month LIBOR USD + 0.380%), 8/25/2036 (c)	7,019,678	6,764,435
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,529,099	1,369,285
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	2,495,444	2,269,564
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	219,207	192,486
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	908,964	822,215
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	2,504,713	2,341,563
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,178,554	1,973,339
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	286,134	251,179
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	3,552,880	3,289,590
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	86,269	54,776
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 1.028% (1 Month LIBOR USD + 0.360%), 9/25/2036 (c)	456,249	449,058
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 1.318% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)	3,072,247	2,465,653
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	313,630	278,748
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	3,167,584	2,850,151
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	129,401	68,623
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,240,084	1,157,478
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	23,098,013	21,440,107
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	96,231	48,860
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.968% (1 Month LIBOR USD + 0.300%), 11/25/2036 (c)	1,806,221	1,188,020
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (c)	7,649,182	6,928,767
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	948,183	841,059
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036	6,162,893	5,662,435
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	932,077	826,923
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 1.028% (1 Month LIBOR USD + 0.360%), 12/25/2036 (c)	471,089	440,247
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 1.038% (1 Month LIBOR USD + 0.370%), 12/25/2036 (c)	6,350,252	5,926,709
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 1.118% (1 Month LIBOR USD + 0.450%), 12/25/2036 (c)	5,529,697	4,224,766
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	4,801,294	4,328,630
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (f)	888,709	478,629
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	40,906	22,370
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 1.218% (1 Month LIBOR USD + 0.550%), 1/25/2037 (c)	10,113,036	7,969,983
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.218% (1 Month LIBOR USD + 0.550%), 1/25/2037 (c)	7,316,092	5,600,622
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,776,454	1,605,843
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	444,650	221,445
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.968% (1 Month LIBOR USD + 0.300%), 2/25/2037 (c)	6,122,940	5,831,708
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.988% (1 Month LIBOR USD + 0.320%), 2/25/2037 (c)	6,507,237	6,087,819
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	11,815,862	10,634,961
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (f)	558,330	41,496
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	196,097	102,777
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	279,122	145,647
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	383,120	330,808
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	362,999	181,630
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.998% (1 Month LIBOR USD + 0.330%), 4/25/2037 (c)	3,468,921	2,529,357
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 1.048% (1 Month LIBOR USD + 0.190%), 5/25/2037 (c)(j)	12,513,224	11,715,005
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 1.218% (1 Month LIBOR USD + 0.550%), 5/25/2037 (c)	565,341	403,685
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,956,631	1,822,430
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	1,040,713	480,742
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	7,559,625	6,940,658
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.681%, 1/25/2046 (e)(g)(h)	25,367,998	1,059,215
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(g)	15,884,338	438,249
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 3.339% (12 Month US Treasury Average + 3.120%), 8/25/2047 (c)	24,141,670	6,726,280
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 1.118% (1 Month LIBOR USD + 0.450%), 4/25/2035 (c)	2,960,135	2,007,226
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,179,968	3,128,543
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,138,260	864,125
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	569,250	351,288
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 1.118% (1 Month LIBOR USD + 0.450%), 10/25/2035 (c)	1,894,233	1,345,499
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,690,400	1,489,849
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 1.118% (1 Month LIBOR USD + 0.450%), 11/25/2035 (c)	977,471	593,431
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 1.168% (1 Month LIBOR USD + 0.500%), 11/25/2035 (c)	3,958,384	2,353,861
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	642,175	488,644
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 1.368% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)	1,845,030	684,881
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,320,758	3,291,174
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,382,488	5,879,084
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,642,460	834,022
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,453,445	4,149,202
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,082,524	1,620,332
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,157,055	3,618,461
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (h)	21,892,538	11,684,901
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,269,719	1,859,127
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,993,042	2,287,155
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	33,531	23,566
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.994%, 2/25/2036 (h)	756,967	687,270
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	116,348	88,529
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	39,213	24,301
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	758,386	715,662
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	584,285	559,213
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	59,027	54,330
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	4,623,050	4,279,868
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	12,554	7,578
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	462,148	428,699
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.748%, 11/25/2036 (h)	863,920	781,916
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,400,826	1,303,129
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	212,830	144,235
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(h)	1,075,000	1,019,574
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.566%, 6/25/2051 (a)(h)	1,566,000	779,937
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.566%, 6/25/2051 (a)(h)	2,559,621	1,659,252
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.566%, 6/25/2051 (a)(h)	870,254	273,858
Rocket Mortgage Trust, Series 2021-4, Class B3, 3.013%, 9/25/2051 (a)(h)	7,646,154	6,966,304
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.013%, 9/25/2051 (a)(h)	9,556,953	7,893,326
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.013%, 9/25/2051 (a)(h)	8,124,841	5,559,325
Rocket Mortgage Trust, Series 2021-4, Class B2A, 3.013%, 9/25/2051 (a)(d)(h)	16,248,695	16,088,450
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.013%, 9/25/2051 (a)(h)	6,294,411	2,250,988
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.796%, 12/25/2051 (a)(h)	1,947,847	646,783
Rocket Mortgage Trust, Series 2021-6, Class B4, 2.796%, 12/25/2051 (a)(h)	4,831,182	3,487,258
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.796%, 12/25/2051 (a)(h)	1,948,000	973,632
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.756%, 1/25/2052 (a)(h)	5,207,195	4,025,438
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.756%, 1/25/2052 (a)(h)	2,244,537	738,574
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.756%, 1/25/2052 (a)(h)	9,297,781	7,539,961
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.756%, 1/25/2052 (a)(h)	2,245,000	1,231,508
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (a)	15,000,000	14,743,785
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(h)	14,000,000	13,593,664
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(e)(g)(h)	51,524,554	3,166,441
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(h)	7,494,094	7,405,582
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A2, 5.000%, 5/25/2050 (a)(h)	6,582,396	6,512,195
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(h)	7,318,000	7,523,072
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)	3,388,307	3,331,918
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)	15,187,858	15,085,431
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(g)(h)	165,172	827,192
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(h)	1,449,524	1,751,252
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(h)	1,159,619	1,402,201
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	14,817,900
Sequoia Mortgage Trust, Series 2004-4, Class A, 2.077% (6 Month LIBOR USD + 0.520%), 5/20/2034 (c)	781,833	737,795
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.874% (6 Month LIBOR USD + 1.100%), 8/20/2034 (c)	32,183	30,519
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.354%, 3/20/2035 (e)(g)(h)	6,098,184	82,637
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.289%, 10/20/2046 (h)	2,382,278	2,138,526
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.326%, 4/25/2050 (a)(h)	2,430,767	2,170,821
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(h)	2,564,676	1,824,916
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.872%, 11/25/2051 (a)(h)	1,624,858	1,047,886
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(d)(h)	33,494,602	30,838,447
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(d)(h)	9,871,338	9,047,417
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.860%, 7/25/2043 (a)(h)	2,735,781	2,308,961
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.860%, 7/25/2043 (a)(h)	782,566	791,342
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(h)	6,000,000	5,842,068
Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.920%, 9/25/2066 (a)(h)	8,685,300	8,169,307
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(h)	9,967,251	9,646,036
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.447%, 12/25/2066 (a)(h)	2,854,653	2,731,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 2.688%, 9/25/2035 (h)	2,347,601	2,069,788
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 2.948%, 1/25/2036 (h)	452,195	429,939
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.955% (1 Month LIBOR USD + 1.500%), 9/25/2037 (c)	952,211	892,150
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 1.171%, 3/19/2034 (e)(g)(h)	6,581,609	184,733
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.990%, 4/19/2035 (e)(g)(h)	8,953,871	229,210
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 2.345%, 7/25/2035 (e)(g)(h)	12,244,983	361,974
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 1.211%, 5/25/2036 (e)(g)(h)	12,046,826	606,895
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 1.642%, 5/25/2036 (e)(g)(h)	37,035,537	2,259,094
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(g)	87,732,491	1,576,904
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 1.730%, 5/25/2045 (e)(g)(h)	8,146,990	238,047
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.200%, 3/25/2033 (h)	15,515	15,359
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,233,414	1,733,834
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 3.652%, 1/25/2037 (a)(e)(g)(h)	26,313,689	2,259,214
TH MSR Issuer Trust, Series 2019-FT1, Class A, 3.468% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(c)	2,000,000	1,983,112
Traingle Re Ltd., Series 2021-1, Class M1B, 3.668% (1 Month LIBOR USD + 3.000%), 8/25/2033 (a)(c)	783,369	782,531
Traingle Re Ltd., Series 2021-1, Class M2, 4.568% (1 Month LIBOR USD + 3.900%), 8/25/2033 (a)(c)	7,492,000	7,323,482
Traingle Re Ltd., Series 2021-1, Class B1, 5.168% (1 Month LIBOR USD + 4.500%), 8/25/2033 (a)(c)	1,500,000	1,459,586
Traingle Re Ltd., Series 2021-3, Class M1B, 3.189% (SOFR30A + 2.900%), 2/25/2034 (a)(c)	8,400,000	8,392,037
Traingle Re Ltd., Series 2021-3, Class M2, 4.039% (SOFR30A + 3.750%), 2/25/2034 (a)(c)	2,200,000	2,123,810
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(h)	9,483,666	8,921,436
Unlock Residential Trust, 6.000%, 5/1/2033 (e)(h)(k)	45,000,000	45,000,000
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.165%, 8/25/2051 (a)(h)	2,211,276	1,802,406
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.165%, 8/25/2051 (a)(h)	1,657,718	1,258,919
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.165%, 8/25/2051 (a)(h)	3,501,597	1,448,964
UWM Mortgage Trust, Series 2021-INV1, Class B3, 3.165%, 8/25/2051 (a)(h)	4,421,567	4,038,089
UWM Mortgage Trust, Series 2021-INV1, Class B1, 3.165%, 8/25/2051 (a)(h)	6,449,636	6,037,163
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.165%, 8/25/2051 (a)(h)	7,554,782	6,895,098
UWM Mortgage Trust, Series 2021-INV2, Class B6, 3.140%, 9/25/2051 (a)(h)	4,545,109	2,189,097
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.256%, 9/25/2051 (a)(h)	5,335,563	4,762,555
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.256%, 9/25/2051 (a)(h)	9,089,230	8,280,588
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.256%, 9/25/2051 (a)(h)	2,173,748	1,585,319
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.256%, 9/25/2051 (a)(h)	2,963,213	2,388,380
UWM Mortgage Trust, Series 2021-INV2, Class B1, 3.256%, 9/25/2051 (a)(h)	6,520,255	6,179,592
UWM Mortgage Trust, Series 2021-INV3, Class B6, 3.222%, 11/25/2051 (a)(h)	10,249,467	5,063,267
UWM Mortgage Trust, Series 2021-INV3, Class B3, 3.245%, 11/25/2051 (a)(h)	8,608,879	7,791,930
UWM Mortgage Trust, Series 2021-INV3, Class B1, 3.245%, 11/25/2051 (a)(d)(h)	13,939,552	13,070,462
UWM Mortgage Trust, Series 2021-INV3, Class B2, 3.245%, 11/25/2051 (a)(d)(h)	18,039,536	16,627,852
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.245%, 11/25/2051 (a)(h)	6,149,482	5,149,570
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.245%, 11/25/2051 (a)(h)	4,509,884	3,433,488
Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066 (a)(h)	7,518,489	7,321,700
Verus Securitization Trust, Series 2022-3, Class M1, 4.131%, 2/25/2067 (a)(h)	2,500,000	2,364,083
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.287% (1 Month LIBOR USD + 0.100%), 8/25/2036 (c)	4,910,182	2,220,154
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.487% (1 Month LIBOR USD + 0.300%), 8/25/2036 (c)	21,715,025	11,115,747
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.667% (1 Month LIBOR USD + 0.480%), 8/25/2036 (c)	2,440,159	1,367,695
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.828% (1 Month LIBOR USD + 0.160%), 1/25/2037 (c)	7,401,850	3,781,998
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 1.028% (1 Month LIBOR USD + 0.360%), 1/25/2037 (c)	2,383,857	1,478,628
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 2.680%, 6/25/2034 (h)	635,364	618,477
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 2.691%, 12/25/2035 (h)(j)	11,987,412	11,303,206
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.823%, 1/25/2036 (h)(j)	12,723,858	12,470,514
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.499%, 11/25/2036 (h)	718,292	670,896
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 2.980%, 1/25/2037 (h)	350,269	332,100
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 2.827%, 6/25/2037 (h)	2,037,083	1,890,779
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.262%, 7/25/2044 (e)(g)(h)	11,285,924	115,252
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 1.655%, 4/25/2045 (e)(g)(h)	18,916,326	372,633
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 1.058%, 5/25/2047 (e)(g)(h)	79,690,265	367,292
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.916%, 6/25/2047 (e)(g)(h)	66,190,508	226,570
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	593	446
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 2.068% (1 Month LIBOR USD + 1.400%), 7/25/2035 (c)	3,771,248	3,484,339
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 2.018% (1 Month LIBOR USD + 1.350%), 11/25/2035 (c)	1,867,577	1,311,861
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.188% (1 Month LIBOR USD + 0.520%), 12/25/2035 (c)	2,968,375	2,733,535
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036	6,557,757	6,064,129
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.848% (1 Month LIBOR USD + 0.180%), 2/25/2037 (c)	7,218,492	4,471,654
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	5,225,616	4,989,146
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.618%, 10/25/2046 (e)(g)(h)	14,022,513	310,080
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 1.049% (12 Month US Treasury Average + 0.830%), 11/25/2046 (c)	5,826,921	5,084,035
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.473% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (c)	3,459,566	3,259,631
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.914%, 4/25/2047 (e)(g)(h)	23,826,309	346,220
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 0.988% (1 Month LIBOR USD + 0.320%), 3/25/2037 (c)	3,571,282	2,868,422
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	1,004,819	957,985
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,841,789	1,622,353
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	2,020,437	1,779,716
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.840%, 8/25/2036 (h)	169,727	160,051
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.258%, 9/25/2036 (h)	284,857	265,795
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 2.952%, 10/25/2036 (h)	560,052	527,482
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	43,835	29,957
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.742%, 7/25/2049 (a)(h)	1,627,000	1,543,040
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.518%, 9/25/2049 (a)(h)	2,124,000	1,951,890
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.719%, 12/25/2050 (a)(h)	1,011,000	576,079
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.719%, 12/25/2050 (a)(h)	1,583,975	621,181
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.719%, 12/25/2050 (a)(h)	1,818,000	1,267,715
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.984%, 8/25/2051 (a)(h)	1,158,000	723,781
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.984%, 8/25/2051 (a)(h)	1,852,327	719,833
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.984%, 8/25/2051 (a)(h)	4,832,545	4,651,054
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.984%, 8/25/2051 (a)(h)	1,610,186	1,405,985
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 2.817%, 9/27/2035 (a)(h)	4,124,411	3,549,691
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 5.639% (SOFR30A + 5.350%), 7/25/2059 (a)(c)	19,198,876	18,715,448
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 6.789% (SOFR30A + 6.500%), 7/25/2059 (a)(c)	8,474,784	8,249,516
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 8.789% (SOFR30A + 8.500%), 7/25/2059 (a)(c)	6,600,000	6,414,309
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.909%, 6/20/2044 (a)(h)	2,370,000	2,224,122
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.056%, 9/20/2044 (a)(h)	1,938,000	1,616,590
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.824%, 6/20/2045 (a)(h)	3,954,627	3,078,203
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(h)	19,994,099	19,468,214
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	5,331,702	5,182,526
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $4,619,441,982)		$4,256,511,007

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.06%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.768% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(c)	1,384,583	1,386,314
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.918% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(c)	2,500,000	2,559,375
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 3.668% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	3,017,089	2,749,322
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 7.789% (SOFR30A + 7.500%), 10/25/2041 (a)(c)	5,100,000	4,816,313
Federal Home Loan Mortgage Corp., Series 2021-HQA4, Class B2, 7.289% (SOFR30A + 7.000%), 12/26/2041 (a)(c)	5,550,000	4,939,500
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 3.689% (SOFR30A + 3.400%), 1/27/2042 (a)(c)	2,000,000	1,841,876
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 2.251% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	1,750,000	1,753,010
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.823%, 5/25/2048 (a)(d)(h)	5,335,476	4,988,035
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.148%, 8/25/2048 (a)(d)(h)	10,186,271	9,415,934
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.504%, 11/25/2048 (a)(d)(h)	22,572,484	22,330,191
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class B1, 3.018% (1 Month LIBOR USD + 2.350%), 1/25/2050 (a)(c)	4,899,856	4,611,989
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 3.168% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	3,800,000	3,600,500
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $66,921,042)		$64,992,359

U.S. Treasury Notes ― 2.36%
0.625%, 10/15/2024	44,000,000	41,727,813
0.750%, 11/15/2024	15,000,000	14,235,352
2.125%, 11/30/2024	50,000,000	49,107,422
2.250%, 12/31/2024	40,000,000	39,389,062
TOTAL U.S. TREASURY NOTES (Cost ― $152,315,771)		$144,459,649

Whole Loans ― 0.32%
Agency High Balance Residential Mortgages, 4.875% to 5.125%, 5/24/2048 to 6/5/2048	1,133,337	1,110,500
Agency High Balance Residential Mortgages, 2.500%, 4/26/2037 to 8/24/2037 (e)	2,077,853	2,042,359
Gateway Mount Pleasant CRE, 5.300%, 08/01/2028	13,412,784	11,660,614
Savannah Grand, 6.900%, 02/06/2023	4,600,000	4,597,201
TOTAL WHOLE LOANS (Cost ― $19,433,152)		$19,410,674

Short-Term Investments ― 7.19%	Shares
Money Market Funds ― 7.19%
First American Government Obligations Fund, Class U, 0.24% (q)	440,366,359	440,366,359
TOTAL SHORT-TERM INVESTMENTS (Cost ― $440,366,359)		$440,366,359
TOTAL INVESTMENTS ― 108.68% (Cost ― $7,162,348,030)		$6,653,706,755
Liabilities in Excess of Other Assets ― (8.68%)		(531,201,656)
NET ASSETS ― 100.00%		$6,122,505,099

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to
$3,429,542,783 or 56.02% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2022, the total value of investments purchased on a when-issued basis was $10,249,459 or 0.17% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2022, the value of securities pledged amounted to $512,822,853.
(e)	Illiquid security. At April 30, 2022, the value of these securities amounted to $321,741,608 or 5.26% of net assets.
(f)	Principal only security.
(g)	Interest only security.
(h)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2022, the value of securities pledged amounted to $11,197,698 or 0.18% of net assets.

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2022, the value of securities pledged amounted to $686,968,590.
(k)
As of April 30, 2022, the Fund has fair valued these securities under the procedures established by the Fund's Board of Trustees. The value of these securities amounted to $60,865,909 or 0.99% of net assets.
Value determined using significant unobservable inputs.

(l)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction rate security. Rate disclosed is the rate in effect as of April 30, 2022.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2022.
(p)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven day yield as of April 30, 2022.

Consolidated Schedule of Open Futures Contracts
	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
USD IRS 10 Year Prime Future	June 2022	(1,067)	$(92,562,250)	$10,276,430
7 Year ERIS Aged Standard Swap Future	March 2029	(2,528)	(229,147,779)	15,808,453
10 Year ERIS Aged Standard Swap Future	December 2030	(600)	(51,432,900)	6,075,000
10 Year ERIS Aged Standard Swap Future	March 2032	(559)	(49,928,538)	3,929,155
Total				36,089,038
Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2024	674	63,518,501	(3,483,502)
Long/Short Total				$32,605,536

Consolidated Schedule of Open Reverse Repurchase Agreements

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Barclays Capital, Inc.	2.131%	4/7/2022	6/21/2022	$28,388,313	$28,262,814
Barclays Capital, Inc.	2.131%	3/22/2022	6/22/2022	222,944,230	221,737,240
					$250,000,054

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Consolidated Schedule of Credit Default Swaptions

Call Options
Counterparty	Reference Entity	Protection	Pay (Receive) Fixed Rate	Maturity Date	Exercise Price	Notional Amount	Fair Value	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.37	Sell	-0.600%	5/18/2022	$60	$(200,000,000)	$(2,132)	$220,000	$217,868

Put Options
Counterparty	Reference Entity	Protection	Pay (Receive) Fixed Rate	Maturity Date	Exercise Price	Notional Amount	Fair Value	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.37	Buy	0.800%	5/18/2022	$80	$200,000,000	$394,906	$(450,000)	$(55,094)
Morgan Stanley	CDX.NA.IG.37	Sell	1.000%	5/18/2022	100	(200,000,000)	(87,782)	230,000	142,218
							307,124	(220,000)	87,124
Total							$304,992	$-	$304,992

Consolidated Schedule of Credit Default Swaps - Buy Protection

Reference Obligation	Implied Credit Spread at April 30, 2022 (a)	Pay (Receive) Fixed Rate	Maturity Date	Counterparty	Notional Amount (c)	Fair Value	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG	0.836%	1.000%	6/20/2027	Wells Fargo Securities, LLC	$410,000,000	$(3,191,874)	$-	$1,300,343
Markit CDX.NA.HY	4.610%	5.000%	6/20/2027	Wells Fargo Securities, LLC	40,000,000	(637,025)	-	301,634
Total								$1,601,977

(a)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occured for the referenced entity or obligation.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$628,831,805	$-	$628,831,805
Collateralized Debt Obligations	-	18,476,596	-	18,476,596
Collateralized Loan Obligations	-	235,029,252	-	235,029,252
Commercial Mortgage-Backed Securities	-	132,434,798	5,382,218	137,817,016
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	253,829,609	-	253,829,609
Common Stocks	29,171,089	-	-	29,171,089
Corporate Obligations	-	284,000,292	3,930,950	287,931,242
Investment Companies	118,191,349	-	-	118,191,349
Preferred Stocks	18,688,749	-	-	18,688,749
Residential Mortgage-Backed Securities	-	4,204,958,266	51,552,741	4,256,511,007
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	64,992,359	-	64,992,359
U.S. Treasury Notes	-	144,459,649	-	144,459,649
Whole Loans	-	19,410,674	-	19,410,674
Short-Term Investments	440,366,359	-	-	440,366,359
Total	$606,417,546	$5,986,423,300	$60,865,909	$6,653,706,755
Other Financial Instruments
Assets
Futures Contracts*	$36,089,038	$-	$-	$36,089,038
Swaps*	-	1,601,977	-	1,601,977
Swaptions*	-	360,086	-	360,086
Liabilities
Futures Contracts*	3,483,502	-	-	3,483,502
Reverse Repurchase Agreements	-	250,000,054	-	250,000,054
Swaptions*	-	55,094	-	55,094
Total	$32,605,536	$(248,093,085)	$-	$(215,487,549)

*Futures, swaps, and swaptions are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund recognized $7,045,369 of transfers from Level 2 to level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Commercial Mortgage-Backed Securities	$-	$-	$-	$-	$5,382,218	$-	$-	$-	$5,382,218
Corporate Obligations	$1,312,200	$-	$-	$-	$-	$-	$2,618,750	$-	$3,930,950
Residential Mortgage-Backed Securities	$47,155,113	$107,574	$-	$(136,565)	$-	$-	$4,426,619	$-	$51,552,741

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2022, is ($275,336).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/22	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Commercial Mortgage-Backed Securities	$5,382,218	Consensus Pricing	Trading of comparable securities and other deals.	$100.00 - $100.00	$100.00
Corporate Obligations	$1,312,200	Consensus Pricing	Third party	$9.72*	N/A
Corporate Obligations	$2,618,750	Model Technique	Limited trading	$26.19*	N/A
Residential Mortgage-Backed Securities	$45,000,000	Model Valuation	Value of the collateral of underlying loans	$100.00*	N/A
Residential Mortgage-Backed Securities	$9,518	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$0.95	$0.95
Residential Mortgage-Backed Securities	$6,543,223	Model Technique	Limited trading of callable first loss pieces	$53.70 - $96.81	$83.29

*Each input presents information for one security and reflects the value as of April 30, 2022.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$-	$66,772,508	$-	$66,772,508
Collateralized Loan Obligations	-	-	17,500,250	-	17,500,250
Residential Mortgage-Backed Securities	-	-	148,469,994	-	148,469,994
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	-	17,257,302	-	17,257,302
Total	$-	$-	$250,000,054	$-	$250,000,054

The average monthly notional value of long and short futures contracts during the period ended April 30, 2022, was $64,850,309 and ($377,359,397), respectively. The average monthly notional value of long swap contracts during the period ended April 30, 2022, was $115,000,000. The average monthly notional value of long and short swaption contracts during the period ended April 30, 2022, was $150,000,000 and ($300,000,000), respectively.

Investments in Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following investments in affiliates during the period ended April 30, 2022:

Security Name	Value as of February 1, 2022	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of April 30, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Angel Oak Core Impact Fund	$38,934,526	$-	$-	$(2,112,109)	$36,822,417	3,985,110	$180,633	$-
Angel Oak Financials Income Fund	46,021,081	-	-	(1,183,987)	44,837,094	5,147,772	420,826	-
Angel Oak High Yield Opportunities Fund	38,500,220	-	-	(1,968,382)	36,531,838	3,336,241	459,407	-
Total	$123,455,827	$-	$-	$(5,264,478)	$118,191,349	12,469,123	$1,060,866	$-